UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 –	Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

January 31, 2026
2026 Semi-Annual Report (Unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)
BlackRock MuniAssets Fund, Inc. (MUA)
BlackRock MuniYield Fund, Inc. (MYD)
BlackRock MuniYield Quality Fund, Inc. (MQY)
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Municipal Market Overview For the Reporting Period Ended January 31, 2026

Municipal Market Conditions
The first half of 2025 was defined by the Trump administration’s announcement of reciprocal tariffs in early April that spurred extreme volatility, dislocations across global markets, and a reset of municipal valuations to historically attractive levels. Markets ultimately stabilized and positive absolute returns soon followed, but elevated municipal supply throughout the period was a primary driver of relative underperformance vs. other fixed income asset classes. A softening labor market, the longest government shutdown in history, and a lack of material economic data for the market (and Federal Reserve) to lean on framed the second half of the year. An increasingly dovish central bank cut rates at three consecutive meetings during the period, reducing the Federal Funds rate from 4.50% to 3.75% and creating a strong backdrop for rates. Municipals then leveraged an exceptionally positive technical landscape to start 2026 on a strong note. The belly of the curve, double-A rated credits, and the housing, IDR/PCR, and leasing sectors outperformed.
Bloomberg Municipal Bond Index(a)
Total Returns as of January 31, 2026
6	months:	5.80%
12	months:	4.70%
During the 12-months ended January 31, 2026, municipal bond funds experienced net inflows totaling $69 billion (based on data from the Investment Company Institute), with demand concentrated primarily in ETFs, investment-grade, and long-term funds. At the same time, the market absorbed $564 billion in issuance, a 14% increase year-over-year (period ending January 2025). Issuance was boosted by an increased need for infrastructure spending, a pull-forward in perceived vulnerable sectors to front-run potential new legislation, and declining COVID stimulus cash available to municipalities.
A Closer Look at Yields
AAA Municipal Yield Curves

Source: Thomson Municipal Market Data.
From January 31, 2025, to January 31, 2026, yields on AAA-rated 30-year municipal bonds increased by 32 basis points (bps) from 3.97% to 4.29%, ten-year yields decreased by 34 bps from 2.97% to 2.63%, five-year yields decreased by 53 bps from 2.77% to 2.24%, and two-year yields decreased by 49 bps from 2.67% to 2.18% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 81 bps to a slope of 211 bps, slightly outpacing the 76 bps of steepening experienced in the Treasury curve.
Municipal curves remain steeper than their 1-, 3-, and 5-year averages, offering investors who are looking for duration an attractive entry point.
Financial Conditions of Municipal Issuers
Municipal credit fundamentals remain exceptionally strong heading into year-end, supported by solid revenue growth, disciplined fiscal management, and historically low leverage. State revenues rose 6.3% year over year in the June quarter, led by an 11.0% increase in personal income taxes and continued strength in corporate receipts, while sales taxes reflected moderating consumer activity. Debt service remains low at 9.77% of revenues, providing states with flexibility as economic growth cools. Quarterly volatility across states largely reflects timing and policy effects rather than credit deterioration. Revenue gains in Oregon, New Hampshire, California, and Nebraska were influenced by tax settlement timing or expiring credits, while softness in energy-producing and consumption-dependent states was cyclical. Policy changes in 2025—including tax adjustments in Maryland, New York, Illinois, Georgia, and Arizona—demonstrate an active but balanced fiscal environment. We enter 2026 seeing value in AMT bonds, where limited applicability has created compelling opportunities for additional spread pickup. We favor higher coupons and sectors providing high quality carry, such as transportation, housing, prepaid gas, and healthcare.
The opinions expressed are those of BlackRock as of January 31, 2026 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.  There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.
(a) The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.
Municipal Market Overview

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”).  However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Fund’s leverage if it deems such action to be appropriate. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of  a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock Long-Term Municipal Advantage Trust (BTA)
Investment Objective
BlackRock Long-Term Municipal Advantage Trust’s (BTA) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal obligations and derivative instruments with exposure to such municipal obligations, in each case that are expected to pay interest or income that is exempt from U.S. federal income tax (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment and, under normal market conditions, the Fund’s municipal bond portfolio will have a dollar-weighted average maturity of greater than 10 years. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of BlackRock Long-Term Municipal Advantage Trust (BTA) and the Board of Directors of BlackRock MuniAssets Fund, Inc. (MUA) each approved the reorganization of BTA into MUA, with MUA continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of BTA and MUA approved the reorganization, which was completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	BTA
Initial Offering Date	February 28, 2006
Yield on Closing Market Price as of January 31, 2026 ($9.59)(a)	6.19%
Tax Equivalent Yield(b)	10.46%
Current Monthly Distribution per Common Share(c)	$0.049500
Current Annualized Distribution per Common Share(c)	$0.594000
Leverage as of January 31, 2026(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 9.59	$ 8.86	8.24%	$ 9.86	$ 8.86
Net Asset Value	9.96	9.50	4.84	10.13	9.47
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	8.18%	1.41%	(0.27)%	3.07%
Fund at Market Price(a)(b)	11.69	3.27	(0.40)	3.55
Customized Reference Benchmark(c)	5.70	4.19	1.14	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (75%) and the Bloomberg Municipal Bond: High Yield
(non-Investment Grade) Total Return Index (25%). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock Long-Term Municipal Advantage Trust (BTA)
The following discussion relates to the Fund’s absolute performance based on NAV:
At a time of positive performance for the broader market, the Fund’s largest sector, rating, and maturity allocations, had the greatest positive impact on absolute returns.
Revenue sectors such as healthcare, other industries, education, and corporate backed were the leading absolute contributors, reflecting the investment adviser’s preference for revenue bonds with resilient cash flows and stronger fundamentals. On a ratings basis, non-rated, A rated, and BBB rated holdings were the largest contributors. Holdings on the longer end of the yield curve, which outperformed the broader market, also made a sizable contribution.
The Fund’s cash position, while modest, detracted from results in the rising market. Positions in the bonds of Brightline East and Brightline West, which were issued to finance high-speed rail projects, were notable detractors at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	23.1%
Health	16.5
Corporate	13.7
Transportation	11.6
Education	10.2
Utilities	8.0
State	6.1
Tobacco	5.6
Housing	5.1
Construction & Engineering	0.1

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2026	16.0%
2027	6.6
2028	9.8
2029	11.3
2030	8.8

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	2.5%
AA/Aa	17.2
A	20.6
BBB/Baa	9.8
BB/Ba	7.3
B	3.6
CCC/Caa	0.4
N/R	38.6

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniAssets Fund, Inc. (MUA)
Investment Objective
BlackRock MuniAssets Fund, Inc.’s (MUA) (the “Fund”) investment objective is to provide high current income exempt from U.S. federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Fund invests at least 65% of its assets in municipal bonds that are rated in the medium to lower rating categories by nationally recognized rating services (for example, Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by S&P Global Ratings, or securities that are unrated but are deemed by the investment adviser to be of comparable quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors of BlackRock MuniAssets Fund, Inc. (MUA) and the Board of Trustees of BlackRock Long-Term Municipal Advantage Trust (BTA) each approved the reorganization of BTA into MUA, with MUA continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of MUA and BTA approved the reorganization, which was completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	MUA
Initial Offering Date	June 25, 1993
Yield on Closing Market Price as of January 31, 2026 ($11.07)(a)	6.02%
Tax Equivalent Yield(b)	10.17%
Current Monthly Distribution per Common Share(c)	$0.055500
Current Annualized Distribution per Common Share(c)	$0.666000
Leverage as of January 31, 2026(d)	31%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.07	$ 10.36	6.85%	$ 11.79	$ 10.34
Net Asset Value	11.29	10.74	5.12	11.39	10.74
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	8.38%	3.10%	0.39%	2.92%
Fund at Market Price(a)(b)	10.17	6.58	(0.62)	2.54
High Yield Customized Reference Benchmark(c)	5.67	3.41	1.63	N/A
Bloomberg Municipal High Yield Bond Index(d)	5.39	2.68	1.96	4.39

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The High Yield Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Rated Baa Index (20%), the Bloomberg Municipal Bond: High Yield (non-Investment
Grade) Total Return Index (60%) and the Bloomberg Municipal Investment Grade ex BBB Index (20%). The High Yield Customized Reference Benchmark commenced on September 30, 2016.

(d)	An index designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniAssets Fund, Inc. (MUA)
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
At a time of positive performance for the broader market, the Fund’s largest sector, rating, and maturity allocations had the greatest positive impact on absolute returns.
Revenue sectors such as education, utilities, healthcare, and corporate backed were the leading absolute contributors, reflecting the investment adviser’s preference for revenue bonds with resilient cash flows and stronger fundamentals. On a ratings basis, A and BBB rated holdings were the largest contributors. Holdings on the longer end of the yield curve, which outperformed the broader market, also made a sizable contribution. Holdings in Puerto Rico contingent value instruments (CVIs) further helped performance.
The Fund’s cash position, while modest, detracted from results in the rising market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	24.9%
State	12.5
Corporate	12.3
Transportation	12.2
Health	12.0
Education	11.8
Tobacco	5.2
Housing	4.9
Utilities	3.8
Other	0.4

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2026	20.0%
2027	5.7
2028	8.6
2029	6.5
2030	8.2

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	1.3%
AA/Aa	10.6
A	11.1
BBB/Baa	7.6
BB/Ba	8.1
B	4.0
CCC/Caa	0.5
N/R	56.8

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniYield Fund, Inc. (MYD)
Investment Objective
BlackRock MuniYield Fund, Inc.’s (MYD) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds rated investment grade, or deemed to be of comparable quality by the investment adviser, at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors of each of BlackRock MuniYield Fund, Inc. (MYD), BlackRock Investment Quality Municipal Trust, Inc. (BKN) and BlackRock MuniYield Quality Fund II, Inc. (MQT) (individually the “Target Fund”) and the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (MQY) each approved the reorganization of MYD, BKN and MQT into MQY, with MQY continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each Target Fund and MQY approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	MYD
Initial Offering Date	November 29, 1991
Yield on Closing Market Price as of January 31, 2026 ($10.69)(a)	6.12%
Tax Equivalent Yield(b)	10.34%
Current Monthly Distribution per Common Share(c)	$0.054500
Current Annualized Distribution per Common Share(c)	$0.654000
Leverage as of January 31, 2026(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.69	$ 9.91	7.87%	$ 10.73	$ 9.91
Net Asset Value	11.43	10.81	5.74	11.61	10.80
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.07%	3.13%	(0.75)%	2.30%
Fund at Market Price(a)(b)	11.28	6.57	(0.66)	1.77
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniYield Fund, Inc. (MYD)
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	26.8%
State	15.9
Corporate	13.0
Utilities	11.5
County/City/Special District/School District	11.1
Housing	9.3
Health	6.6
Education	3.6
Tobacco	2.2
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	5.4%
2027	5.3
2028	7.2
2029	5.6
2030	5.1

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	8.8%
AA/Aa	43.7
A	29.3
BBB/Baa	7.8
BB/Ba	2.4
B	0.9
N/R	7.1

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniYield Quality Fund, Inc. (MQY)
Investment Objective
BlackRock MuniYield Quality Fund, Inc.’s (MQY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “investment grade” securities. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On January 20, 2025, the Board of Directors of BlackRock MuniYield Quality Fund, Inc. (MQY) and the Board of Directors/Trustees of each of BlackRock Investment Quality Municipal Trust, Inc. (BKN), BlackRock MuniYield Quality Fund II, Inc. (MQT) and BlackRock MuniYield Fund, Inc. (MYD) (individually the “Target Fund”) each approved the reorganization of BKN, MQT and MYD into MQY, with MQY continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each Target Fund and MQY approved the reorganizations, which were completed in the first quarter of 2026.
Fund Information
Symbol on New York Stock Exchange	MQY
Initial Offering Date	June 26, 1992
Yield on Closing Market Price as of January 31, 2026 ($11.73)(a)	5.93%
Tax Equivalent Yield(b)	10.02%
Current Monthly Distribution per Common Share(c)	$0.058000
Current Annualized Distribution per Common Share(c)	$0.696000
Leverage as of January 31, 2026(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.73	$ 10.96	7.03%	$ 11.84	$ 10.86
Net Asset Value	12.43	11.76	5.70	12.63	11.74
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	8.94%	3.03%	(0.70)%	2.48%
Fund at Market Price(a)(b)	10.31	4.92	(2.39)	2.11
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniYield Quality Fund, Inc. (MQY)
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	25.7%
County/City/Special District/School District	15.9
Corporate	11.5
Utilities	10.4
State	10.1
Health	10.0
Housing	8.5
Education	5.9
Tobacco	2.0
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	5.6%
2027	4.7
2028	5.6
2029	5.6
2030	6.6

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	10.2%
AA/Aa	44.0
A	30.2
BBB/Baa	8.1
BB/Ba	1.9
B	0.5
N/R	5.1

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2026

BlackRock MuniYield Quality Fund III, Inc. (MYI)
Investment Objective
BlackRock MuniYield Quality Fund III, Inc.’s (MYI) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
On June 6, 2025, the Board of Directors of BlackRock MuniYield Quality Fund III, Inc. (MYI) and the Board of Directors of each of BlackRock MuniVest Fund, Inc. (MVF), BlackRock MuniVest Fund II, Inc. (MVT) and BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (individually the “Target Fund”) each approved the reorganization of MVF, MVT and MIY into MYI, with MYI continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of each of MVF, MVT and MYI approved the reorganizations, which were completed in the first quarter of 2026. The requisite approvals were not received for MIY and the reorganization of MIY will not occur.
Fund Information
Symbol on New York Stock Exchange	MYI
Initial Offering Date	March 27, 1992
Yield on Closing Market Price as of January 31, 2026 ($11.16)(a)	5.97%
Tax Equivalent Yield(b)	10.08%
Current Monthly Distribution per Common Share(c)	$0.055500
Current Annualized Distribution per Common Share(c)	$0.666000
Leverage as of January 31, 2026(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.16	$ 10.38	7.51%	$ 11.20	$ 10.37
Net Asset Value	11.90	11.25	5.78	12.03	11.24
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	9.03%	3.79%	(0.13)%	2.72%
Fund at Market Price(a)(b)	10.82	5.94	0.01	2.19
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Fund’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
Fund Summary

Fund Summary as of January 31, 2026(continued)

BlackRock MuniYield Quality Fund III, Inc. (MYI)
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
The Fund’s return reflected contributions from both portfolio income and rising municipal bond prices. The Fund’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	28.3%
County/City/Special District/School District	15.5
State	13.9
Utilities	11.2
Health	8.9
Corporate	8.6
Housing	7.6
Education	4.7
Tobacco	1.3
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	4.6%
2027	4.8
2028	6.2
2029	4.7
2030	4.5

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	8.0%
AA/Aa	52.6
A	25.7
BBB/Baa	6.0
BB/Ba	1.3
B	0.4
N/R	6.0

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)	40,542	$ 92,841
Total Common Stocks — 0.1% (Cost: $ — )		92,841

	Par (000)
Municipal Bonds
Alabama — 4.6%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)(c)	$500	510,960
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(b)	535	556,371
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	320	335,629
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(b)	285	309,213
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(b)	1,040	1,141,818
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	1,620	1,558,344
Series B, AMT, 4.75%, 12/01/54	650	602,451
Southeast Energy Authority A Cooperative District, RB(b)
Series A, 5.00%, 01/01/56	500	520,528
Series A-1, 5.50%, 01/01/53	470	502,534
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(c)	160	160,966
		6,198,814
Arizona — 4.5%
Arizona Industrial Development Authority, Refunding RB(c)
5.50%, 07/01/52	855	800,697
Series A, 5.13%, 07/01/37	360	360,850
Series A, 5.38%, 07/01/50	925	912,827
Series G, 5.00%, 07/01/47	135	127,702
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(c)	1,255	1,192,748
Industrial Development Authority of the County of Pima, Refunding RB(c)
4.00%, 06/15/51	955	727,418
5.00%, 07/01/56	225	175,412
Maricopa County Industrial Development Authority, RB, AMT, 4.00%, 10/15/47(c)	735	624,916
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	377,296
Sierra Vista Industrial Development Authority, RB(c)
5.75%, 06/15/53	510	502,730
6.38%, 06/15/64	235	240,904
		6,043,500
Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(c)	600	645,263
California — 9.1%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	132,219
California Enterprise Development Authority, RB, 8.00%, 11/15/62(c)	205	202,863
Security	Par (000)	Value
California (continued)
California Housing Finance Agency, RB, M/F Housing, Series P-S, Subordinate, 8.00%, 07/01/67(b)(c)	$660	$ 666,611
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	3,835	2,876,250
California Municipal Finance Authority, RB, M/F Housing
Series A, 6.10%, 12/01/37	500	506,114
Series A-S, Subordinate, 8.00%, 09/01/55(b)(c)	265	270,282
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(c)	825	787,663
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Series A, 3.00%, 09/01/56	725	493,500
Mezzanine Lien, 4.00%, 03/01/57	330	243,234
Series B, Sustainability Bonds, 4.00%, 07/01/58	200	107,103
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	6,795	712,611
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(c)(e)	830	407,725
Indio Finance Authority, Refunding RB, Series A, (BAM), 4.50%, 11/01/52	595	600,809
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)	1,800	890,451
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	871,963
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(d)	3,725	2,394,376
		12,163,774
Colorado — 8.6%
Aurora Crossroads Metropolitan District No 2 Refunding GOL, 6.25%, 12/01/55(e)	500	447,096
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(c)	275	270,588
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	320	284,113
Series D, AMT, 5.75%, 11/15/45	790	854,178
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(c)	1,065	1,202,245
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	160,324
5.50%, 11/01/47	90	94,777
5.25%, 11/01/52	220	225,056
Series A, 5.00%, 05/15/35	140	133,536
Series A, 5.00%, 05/15/49	290	221,060
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	500	470,921
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	890	887,806
Series B, 8.00%, 12/15/54	228	226,712
Denver Convention Center Hotel Authority, Refunding RB, Series A, 5.00%, 12/01/40	1,550	1,557,103
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	500	522,264
Fitzsimons Village Metropolitan District No. 3, Refunding GOL, Series A-1, 4.00%, 12/01/31	500	491,079
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(c)	500	492,406
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	$500	$ 498,484
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	500	497,609
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	393,539
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(d)	1,717	1,092,784
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	500	462,983
		11,486,663
Connecticut — 0.3%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/55(c)	160	133,305
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	155	158,247
Series A, 6.25%, 10/01/60	110	110,164
		401,716
Delaware(c) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	444	452,541
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	100	100,511
5.63%, 07/01/53	100	100,629
		653,681
District of Columbia — 1.1%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(d)	310	72,527
District of Columbia, TA, 5.13%, 06/01/41	590	590,642
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	761,771
		1,424,940
Florida — 17.6%
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(b)(c)	250	262,765
Antillia Community Development District, SAB, 5.88%, 05/01/54	95	96,176
Bella Tara Community Development District, SAB
5.88%, 05/01/45	130	134,617
6.13%, 05/01/56	195	200,652
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	110	107,004
Brevard County Health Facilities Authority, Refunding RB(c)
4.00%, 11/15/29	100	98,585
4.00%, 11/15/33	625	601,620
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	145	147,109
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	185	188,327
Series A-2, 4.60%, 05/01/31	300	306,468
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(c)	1,290	1,100,374
Series A, 5.75%, 06/01/54(c)	450	377,176
Series B, 0.00%, 01/01/60(d)	3,000	259,906
Capital Trust Agency, Inc., RB, CAB(c)(d)
0.00%, 07/01/61	5,995	502,520
Subordinate, 0.00%, 01/01/61	5,395	434,873
Security	Par (000)	Value
Florida (continued)
Capital Trust Authority, RB, 8.50%, 07/01/57(c)	$345	$ 345,818
Capital Trust Authority, Refunding RB(c)
Series A, 4.75%, 06/15/40	100	98,640
Series A, 5.13%, 06/15/50	100	91,589
Series A, 5.25%, 06/15/59	265	241,142
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	970	1,048,907
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	95	95,776
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	354,598
County of Okaloosa Florida, RB, 5.75%, 05/15/55(c)	190	193,145
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/47	745	240,106
Series A-2, 0.00%, 10/01/48	525	159,187
Series A-2, 0.00%, 10/01/52	435	103,890
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	100	101,014
Curiosity Creek Community Development District, SAB(c)
5.40%, 05/01/44	50	50,456
5.70%, 05/01/55	80	79,278
Escambia County Health Facilities Authority, Refunding RB, (AGM-CR), 4.00%, 08/15/45	2,325	2,117,433
Florida Development Finance Corp., RB(c)
5.25%, 06/01/55	525	489,439
Series B, 4.50%, 12/15/56	705	459,350
Series C, 5.75%, 12/15/56	250	186,408
Series A, AMT, 0.00%, 07/15/59(f)(g)	860	309,600
Series A, Class A, AMT, 4.38%, 10/01/54(b)	310	313,000
Florida Development Finance Corp., Refunding RB
AMT, 12.00%, 07/15/32(b)(c)(f)(g)	550	198,000
AMT, (AGM), 5.00%, 07/01/44	1,010	999,223
AMT, (AGM), 5.25%, 07/01/47	300	295,586
Florida Local Government Finance Commission, RB, 6.75%, 11/15/55(c)	525	548,479
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	605	611,457
Greater Orlando Aviation Authority, ARB, AMT, 5.50%, 11/01/37	190	205,381
Hammock Oaks Community Development District, SAB, 6.15%, 05/01/54	120	121,663
Harbor Reserve Community Development District, SAB, 5.50%, 05/01/45	600	600,363
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	100	101,764
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	40	41,601
5.88%, 06/15/55	50	51,276
Kissimmee Park Community Development District, SAB
5.88%, 05/01/45	115	119,084
6.13%, 05/01/56	100	102,899
Lakes of Sarasota Community Development District, SAB
3.90%, 05/01/41	285	266,739
Series B-1, 4.13%, 05/01/41	200	191,263
Lakewood Ranch Stewardship District, SAB
5.13%, 05/01/46	315	315,004
6.30%, 05/01/54	117	123,164
Series 1B, 4.75%, 05/01/29	235	240,023
Series 1B, 5.30%, 05/01/39	310	317,543
Series 1B, 5.45%, 05/01/48	550	555,497

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	$130	$ 131,013
Marion Ranch Community Development District, SAB, 5.95%, 05/01/54	140	141,957
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	55	56,679
Series A, 6.00%, 05/01/54	60	61,113
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	460	476,261
Ormond Crossings West Community Development District, SAB
5.75%, 11/01/47	100	99,132
6.00%, 11/01/57	100	98,714
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	100	103,653
6.05%, 05/01/54	115	117,962
Pinery Community Development District, SAB, 5.60%, 05/01/46	300	298,371
Poitras East Community Development District, SAB, 5.00%, 05/01/43	245	251,129
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(c)	120	115,872
Sunrise Community Development District, SAB, 5.63%, 05/01/45(c)	400	396,470
Tolomato Community Development District, SAB
4.80%, 05/01/44	280	276,056
5.13%, 05/01/54	280	268,754
Trout Creek Community Development District, SAB
5.00%, 05/01/28	100	101,696
5.50%, 05/01/49	570	573,826
Village Community Development District No. 14, SAB
5.38%, 05/01/42	390	404,672
5.50%, 05/01/53	285	289,354
Village Community Development District No. 16, SAB, 4.88%, 05/01/45	400	401,054
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	365	371,667
West Villages Improvement District, SAB
4.75%, 05/01/39	220	221,603
5.00%, 05/01/50	450	439,978
		23,599,943
Georgia — 5.9%
Atlanta Development Authority, TA(c)
Series A, 5.00%, 04/01/34	230	236,616
Series A, 5.50%, 04/01/39	355	367,856
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(c)	100	97,815
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	110	66,000
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 06/01/53	3,500	3,715,694
Series B, 5.00%, 12/01/52	1,230	1,289,529
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.15%, 12/01/53(b)	1,605	1,666,018
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	460	462,569
		7,902,097
Illinois — 8.9%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	865	915,450
Series C, 5.25%, 12/01/35	270	270,004
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO (continued)
Series D, 5.00%, 12/01/46	$1,035	$ 986,805
Series H, 5.00%, 12/01/36	935	936,889
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/44	440	462,107
Series C, 5.00%, 12/01/34	940	946,392
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	560,834
City of Chicago Illinois, GO, Series A, 6.00%, 01/01/50	680	711,515
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	604,041
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	250	250,076
6.63%, 06/01/55	460	458,319
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	750	761,554
Illinois Finance Authority, Refunding RB
5.25%, 08/01/35(c)	130	133,165
Series A, 4.00%, 07/15/47	1,815	1,623,107
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/52	635	681,995
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	500	454,055
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	555	541,372
Metropolitan Pier & Exposition Authority, Refunding RB
4.00%, 06/15/50	410	352,045
Series B, 5.00%, 06/15/52	225	221,179
		11,870,904
Indiana — 0.5%
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	515	579,194
Town of Whitestown, Refunding TA, 6.00%, 09/01/50(c)	100	98,977
		678,171
Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,815	1,651,100
Kansas — 0.1%
City of Manhattan, RB, Series A, 5.50%, 06/01/55	100	100,507
Kentucky — 0.5%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(e)	565	638,679
Louisiana(c) — 0.2%
Louisiana Public Facilities Authority, RB
6.00%, 06/15/59	200	200,537
Series A, 6.50%, 06/01/62	105	94,605
		295,142
Maine — 1.1%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	75	63,739
Series A, AMT, 8.50%, 06/01/32	75	63,743
AMT, Sustainability Bonds, 8.50%, 06/01/35(f)(g)	353	181,199
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(b)(c)	175	180,997
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(c)	1,100	970,127
		1,459,805
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland — 1.5%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	$120	$ 122,356
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	380	381,498
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(c)	1,480	1,507,209
		2,011,063
Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB
Series A, 5.00%, 01/01/47	860	829,522
Series A-1, 6.38%, 07/15/45(c)	375	381,474
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	310	304,911
Series A, AMT, 4.50%, 12/01/47	1,030	946,198
		2,462,105
Michigan — 1.9%
Kalamazoo Economic Development Corp., RB, 6.25%, 08/15/56(c)	100	101,366
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,749,444
Michigan Strategic Fund, RB
5.00%, 11/15/42	165	165,257
AMT, 5.00%, 12/31/43	500	502,222
		2,518,289
Minnesota — 0.8%
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	655	657,385
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	360	386,611
		1,043,996
Missouri — 1.0%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	330	309,784
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	425	427,216
Class B, AMT, (AGM), 5.00%, 03/01/55	425	426,243
Kansas City Industrial Development Authority, RB(c)
Series A-1, 5.00%, 06/01/46	130	129,184
Series A-1, 5.00%, 06/01/54	100	96,152
		1,388,579
Nebraska — 0.2%
Omaha Airport Authority, ARB, AMT, (AGM), 5.25%, 12/15/54	275	284,540
New Hampshire — 8.3%
New Hampshire Business Finance Authority, RB
5.88%, 12/15/33(c)	431	431,122
5.25%, 12/01/35(c)	287	286,977
5.38%, 12/15/35(c)	607	606,786
Series A, 4.13%, 08/15/40	260	240,924
Series A, 4.25%, 08/15/46	290	249,503
Series A, 4.50%, 08/15/55	600	497,607
Series A, Sustainability Bonds, 5.50%, 06/01/55	6,000	6,189,643
New Hampshire Business Finance Authority, RB, CAB, 0.00%, 12/15/33(c)(d)	2,020	1,265,862
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	320	337,037
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, M/F Housing (continued)
Series 2025, Subordinate, 5.15%, 09/28/37	$610	$ 622,846
Series 2, Sustainability Bonds, 4.25%, 07/20/41	328	332,336
		11,060,643
New Jersey — 5.3%
New Jersey Economic Development Authority, RB, 5.00%, 06/15/43	125	129,268
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	796,525
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	1,340	1,153,677
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	487,887
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/45	585	585,215
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	1,700	1,692,982
Sub-Series B, 5.00%, 06/01/46	2,315	2,246,954
		7,092,508
New York — 13.2%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	749,843
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 4.75%, 11/15/45	985	988,640
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	2,000	1,871,416
Series A-1, Subordinate, 4.00%, 08/01/48	555	512,672
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	884	867,938
Series A, 5.00%, 06/01/42	1,505	1,258,297
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	839,429
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(c)	395	395,020
Series A, Sustainability Bonds, 3.00%, 11/15/51	505	363,097
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	565	503,802
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/50	1,610	1,667,478
Series B, 5.00%, 03/15/54	740	762,693
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	260	276,035
AMT, 5.00%, 12/01/40	555	586,055
Series A, AMT, 5.38%, 08/01/36	730	764,788
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	370	392,838
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	1,750	1,746,948
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,230	1,243,815
Ulster County Capital Resource Corp., RB, 5.88%, 09/15/59(c)	200	200,409
Westchester County Local Development Corp., Refunding RB(c)
5.00%, 07/01/41	340	345,482

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Westchester County Local Development Corp., Refunding RB(c) (continued)
5.00%, 07/01/56	$380	$ 342,474
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,170	957,849
		17,637,018
North Carolina — 0.6%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	420	449,191
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	400	401,674
		850,865
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/53	525	529,484
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	500	411,213
Cleveland-Cuyahoga County Port Authority, Refunding RB(c)
Series A, 5.38%, 01/01/39	100	103,052
Series A, 5.88%, 01/01/49	150	149,457
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	709,589
New York Energy Finance Development Corp., Refunding RB, Series B-3, Class 2, 0.00%, 06/01/57(d)	1,400	106,296
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(c)	705	658,639
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,188,885
		3,327,131
Oklahoma — 3.3%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(c)	2,160	2,132,498
Series B, 5.50%, 08/15/52	765	764,293
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	926,118
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/40	540	606,782
		4,429,691
Oregon(d) — 0.3%
Clackamas County School District No. 12 North Clackamas, GO, CAB
Series A, (GTD), 0.00%, 06/15/27(h)	65	38,477
Series A, (GTD), 0.00%, 06/15/38	560	325,698
		364,175
Pennsylvania — 6.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(c)	1,235	1,272,692
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	800	805,941
Doylestown Hospital Authority, Refunding RB(c)
5.00%, 07/01/31	100	106,614
5.38%, 07/01/39	155	171,480
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	140	136,319
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	$95	$ 96,269
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	465	465,487
6.88%, 09/01/47(c)	990	1,034,245
AMT, 5.75%, 06/30/48	335	351,394
AMT, 5.25%, 06/30/53	560	565,661
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(b)	240	241,202
Series C, 5.25%, 12/01/37(b)	415	417,095
AMT, 5.50%, 11/01/44	720	720,321
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	100	95,693
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	960	1,000,948
Philadelphia Authority for Industrial Development, RB
5.25%, 11/01/52	355	362,729
Series A, 4.00%, 07/01/49	805	740,616
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	220	232,470
		8,817,176
Puerto Rico — 5.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	6,945	329,303
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31(f)(g)	784	865,569
Commonwealth of Puerto Rico, NOTES, 0.00%, 11/01/51(b)(f)(g)	5,236	3,167,556
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	100	113,303
Series A-2, AMT, 6.50%, 01/01/42	100	114,141
Series A-2, AMT, 6.75%, 01/01/45	100	113,303
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	71,564
Series A-1, Restructured, 4.75%, 07/01/53	593	571,965
Series A-2, Restructured, 4.78%, 07/01/58	1,038	990,170
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	1,414	489,925
		6,826,799
South Carolina — 1.8%
South Carolina Jobs-Economic Development Authority, RB
5.38%, 04/01/56	400	400,874
7.50%, 08/15/62(c)	225	200,980
Series A, 5.63%, 10/01/50	150	150,453
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, Series A, 6.75%, 12/01/60(c)	550	542,968
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,128,198
		2,423,473
Tennessee — 1.8%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/49	290	234,827
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(c)(d)	$430	$ 186,612
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	585	619,059
Metropolitan Nashville Airport Authority, ARB(i)
Series B, AMT, 5.25%, 07/01/56	200	207,412
Series B, AMT, 5.50%, 07/01/56	400	424,917
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(b)	750	802,393
		2,475,220
Texas — 11.1%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	610	555,691
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(c)(f)(g)	335	6,700
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(c)(f)(g)	230	115,000
7.88%, 11/01/62(c)(f)(g)	195	117,000
Series A, 5.75%, 08/15/62	500	260,000
City of Buda Texas, SAB(c)
6.00%, 09/01/55	150	147,039
6.75%, 09/01/55	300	294,512
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	100	104,185
6.13%, 09/15/44	100	100,382
6.50%, 09/15/54	106	105,645
City of Crandall Texas, SAB(c)
5.25%, 09/15/45	50	49,478
5.50%, 09/15/55	100	98,903
City of Friendswood Texas, SAB, 7.00%, 09/15/54	301	301,636
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	200	216,690
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	340	350,993
City of Oak Point Texas, SAB, 5.25%, 09/15/54(c)	140	133,132
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(c)	200	185,868
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(c)	100	99,846
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	500	457,592
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	810	762,643
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	210	188,752
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(h)	5,200	3,024,683
New Hope Cultural Education Facilities Finance Corp., Refunding RB
5.38%, 01/01/60	600	590,687
Series A, 6.75%, 10/01/52	600	616,348
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	890	806,223
Port of Beaumont Navigation District, Refunding RB(c)
Series A, AMT, 3.63%, 01/01/35	205	194,152
Series A, AMT, 4.00%, 01/01/50	815	630,898
San Antonio Education Facilities Corp., RB, Series A, 5.00%, 10/01/41	85	74,213
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	$310	$ 316,935
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(c)	570	530,494
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	1,300	1,415,805
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	800	825,063
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(d)	2,205	950,691
Texas Water Development Board, RB, 4.45%, 10/15/36	170	182,975
		14,810,854
Utah — 2.4%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(c)	205	206,149
County of Utah, RB, Series B, 4.00%, 05/15/47	750	680,817
Downtown Revitalization Public Infrastructure District, RB, Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	175	186,931
Mida Mountain Village Public Infrastructure District, TA(c)
5.50%, 06/01/55	200	199,044
Series 1, Subordinate, 5.13%, 06/15/54	500	491,325
Ridges Estates Infrastructure Financing District, SAB, 6.25%, 12/01/53(c)	594	611,006
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(c)	530	526,832
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(c)	225	185,346
Utah Infrastructure Agency, RB
5.50%, 10/15/44	55	57,450
5.50%, 10/15/48	50	51,157
		3,196,057
Virginia — 2.5%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	267	265,393
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(e)	640	590,047
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	245	218,172
James City County Economic Development Authority, RB, Series A, 6.88%, 12/01/58	175	189,141
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	455	418,224
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	920	770,239
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	240	263,591
Series B3, 5.38%, 09/01/29	155	156,790
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	521,557
		3,393,154
Washington — 1.4%
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	485	497,726
Series A, 5.50%, 09/01/55	200	211,523
Washington State Housing Finance Commission, RB(c)
Series A, 5.75%, 01/01/53	100	96,749
Series B2, 3.95%, 07/01/29	380	380,120

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB
6.25%, 01/01/56	$400	$ 400,997
Series A, 5.00%, 07/01/43	125	128,304
Series A, 5.00%, 07/01/48	115	114,560
		1,829,979
West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,895	1,722,439
Wisconsin — 9.3%
Public Finance Authority, RB
6.25%, 10/01/31(c)(f)(g)	290	29,000
5.00%, 06/15/41(c)	165	145,661
7.00%, 10/01/47(c)(f)(g)	290	29,000
5.75%, 12/01/54(c)	445	448,409
5.00%, 06/15/55(c)	440	338,882
5.00%, 01/01/56(c)	710	590,772
Class A, 5.00%, 06/15/56(c)	230	193,603
Class A, 6.45%, 04/01/60(c)	150	143,287
Series A, 7.75%, 07/01/43(c)	1,190	1,221,017
Series A, 4.75%, 06/15/56(c)	720	609,192
Series A, 7.50%, 07/01/59(c)	1,080	1,202,537
Series A-1, 4.50%, 01/01/35(c)	510	506,838
Series A-4, 5.50%, 11/15/32(c)	831	834,019
Series B, 0.00%, 01/01/35(c)(d)	855	516,682
Series B, 0.00%, 01/01/60(c)(d)	16,025	1,388,329
AMT, 5.75%, 12/31/65	660	682,511
AMT, 6.50%, 12/31/65	540	596,150
AMT, Sustainability Bonds, 4.00%, 09/30/51	475	390,552
AMT, Sustainability Bonds, 4.00%, 03/31/56	455	364,818
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(c)(d)	6,410	516,689
Public Finance Authority, RB, M/F Housing, Series A, Subordinate, 7.13%, 07/01/65(b)(c)	300	295,856
Red Oak Independent School District, GO, Series A, 7.25%, 01/01/61(c)	720	751,619
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	700	719,170
		12,514,593
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	500	450,899
Total Municipal Bonds — 149.9% (Cost: $205,199,040)		200,675,429
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 4.9%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53	6,194	6,530,361
Illinois — 2.0%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/59	2,620	2,719,272
New York — 1.1%
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,481,618
Security	Par (000)	Value
Pennsylvania — 1.3%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	$1,601	$ 1,707,160
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.3% (Cost: $12,325,510)		12,438,411

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(g)	31,928	63,856
Total Warrants — 0.0% (Cost: $ — )		63,856
Total Long-Term Investments — 159.3% (Cost: $217,524,550)		213,270,537
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(k)(l)	3,018,980	3,019,282
Total Short-Term Securities — 2.3% (Cost: $3,019,279)		3,019,282
Total Investments — 161.6% (Cost: $220,543,829)		216,289,819
Other Assets Less Liabilities — 0.4%		598,988
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2)%		(7,016,316)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (56.8)%		(76,000,000)
Net Assets Applicable to Common Shares — 100.0%		$ 133,872,491

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	When-issued security.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Long-Term Municipal Advantage Trust (BTA)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,119,565	$ —	$ (100,283)(a)	$ —	$ —	$ 3,019,282	3,018,980	$ 24,157	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 92,841	$ 92,841
Municipal Bonds	—	200,675,429	—	200,675,429
Municipal Bonds Transferred to Tender Option Bond Trusts	—	12,438,411	—	12,438,411
Warrants	—	—	63,856	63,856
Short-Term Securities
Money Market Funds	3,019,282	—	—	3,019,282
	$3,019,282	$213,113,840	$156,697	$216,289,819
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(6,990,013)	$—	$(6,990,013)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)
	$—	$(82,990,013)	$—	$(82,990,013)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)	129,263	$ 296,012
Total Common Stocks — 0.1% (Cost: $ — )		296,012

	Par (000)
Corporate Bonds
Commercial Services & Supplies — 0.3%
Grand Canyon University, 5.13%, 10/01/28	$1,570	1,570,037
Total Corporate Bonds — 0.3% (Cost: $1,570,000)		1,570,037
Municipal Bonds
Alabama — 6.6%
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)(c)	1,435	1,466,454
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54(b)	3,085	3,302,165
Series A, 5.25%, 05/01/56(b)	1,540	1,601,516
Series F, 5.00%, 12/01/35	3,200	3,453,753
Series F, 5.50%, 11/01/53(b)	615	650,194
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(b)	1,855	1,897,650
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	5,645	5,920,701
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(b)	2,140	2,349,511
MidCity Improvement District, SAB
4.50%, 11/01/42	255	233,783
4.75%, 11/01/49	270	237,918
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	4,545	4,372,022
Series B, AMT, 4.75%, 12/01/54	1,840	1,705,400
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(b)	1,220	1,270,088
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(c)	335	337,022
		28,798,177
Arizona — 3.8%
Arizona Industrial Development Authority, RB(c)
7.10%, 01/01/55	1,650	1,656,687
Series A, 5.00%, 12/15/39	250	251,543
Series B, 5.13%, 07/01/47	665	624,293
Arizona Industrial Development Authority, Refunding RB(c)
5.50%, 07/01/52	1,775	1,662,266
Series A, 5.13%, 07/01/37	960	962,267
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	85,910
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(c)	255	246,167
Industrial Development Authority of the County of Pima, Refunding RB(c)
4.00%, 06/15/51	1,555	1,184,434
5.00%, 07/01/56	460	358,619
Security	Par (000)	Value
Arizona (continued)
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(c)	$875	$ 820,802
Maricopa County Industrial Development Authority, RB
7.38%, 10/01/29(c)	875	932,656
5.25%, 10/01/40(c)	465	413,716
5.50%, 10/01/51(c)	465	372,194
Series A, 3.00%, 09/01/51	5,155	3,624,522
AMT, 4.00%, 10/15/47(c)	1,995	1,696,201
Sierra Vista Industrial Development Authority, RB(c)
5.00%, 06/15/34	55	56,434
5.00%, 06/15/44	515	483,760
5.00%, 06/15/54	575	506,614
6.30%, 06/15/54	230	236,233
6.38%, 06/15/64	460	471,556
		16,646,874
Arkansas — 1.9%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(c)	1,500	1,468,741
AMT, Sustainability Bonds, 7.38%, 07/01/48(c)	2,800	3,035,778
AMT, Sustainability Bonds, 5.45%, 09/01/52	2,325	2,331,173
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48(c)	1,300	1,398,071
		8,233,763
California — 6.2%
California Housing Finance Agency, RB, M/F Housing, Series P-S, Subordinate, 8.00%, 07/01/67(b)(c)	1,900	1,919,032
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	10,815	8,111,250
California Municipal Finance Authority, RB, M/F Housing
Series A, 6.10%, 12/01/37	1,600	1,619,563
Series A-S, Subordinate, 8.00%, 09/01/55(b)(c)	765	780,249
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(c)	2,415	2,305,703
California School Finance Authority, RB(c)
Series A, 7.00%, 06/01/54	1,810	1,650,992
Series B, 9.00%, 06/01/34	180	184,209
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,653,955
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Series A, 3.00%, 09/01/56	1,570	1,068,683
Mezzanine Lien, 4.00%, 03/01/57	700	515,950
Sustainability Bonds, 4.00%, 07/01/58	380	235,827
Series B, Sustainability Bonds, 4.00%, 07/01/58	435	232,949
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	27,650	2,899,736
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(c)(e)	1,705	837,556
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)	5,090	2,517,998
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/49	270	271,477
		26,805,129
Colorado — 6.1%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	892,540
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Aurora Crossroads Metropolitan District No 2 Refunding GOL, 6.25%, 12/01/55(e)	$1,700	$ 1,520,125
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(c)	665	588,806
Baseline Metropolitan District No. 1, GO, Series B, Subordinate, 6.75%, 12/15/54	690	691,713
Canyons Metropolitan District No. 5, Refunding GOL, Series B, Subordinate, 6.50%, 12/15/54	625	620,227
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(c)	575	565,775
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 4.13%, 11/15/53	1,025	910,050
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(c)	3,065	3,459,983
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	265	279,065
5.25%, 11/01/52	555	567,755
Series A, 5.00%, 05/15/35	355	338,609
Series A, 5.00%, 05/15/44	385	316,606
Series A, 5.00%, 05/15/49	750	571,708
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	2,525	2,518,775
Series B, 8.00%, 12/15/54	627	623,457
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	500	522,264
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(c)	500	492,406
Green Valley Ranch East Metropolitan District No. 6, GOL, Series A, 5.88%, 12/01/50	935	946,005
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	500	498,484
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	851	846,930
Inspiration Metropolitan District, GOL, Series B, Subordinate, 5.00%, 12/15/36	617	594,584
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	520	400,285
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	621,791
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(c)(e)	1,170	1,118,659
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	736	725,997
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(d)	4,864	3,095,692
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(c)	500	512,608
St Vrain Lakes Metropolitan District No.4, GOL, Series A, 6.75%, 09/20/54(c)(e)	1,035	754,040
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	790	731,514
		26,326,453
Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/55(c)	325	270,775
Series A, Sustainability Bonds, 5.38%, 07/01/54	1,105	1,060,871
Security	Par (000)	Value
Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	$3,750	$ 3,781,614
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(c)	910	917,755
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	445	454,322
Series A, 6.25%, 10/01/60	310	310,463
		6,795,800
Delaware(c) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	1,203	1,226,888
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	100	100,512
5.63%, 07/01/53	120	120,754
Town of Milton Delaware, ST
5.70%, 09/01/44	150	151,824
5.95%, 09/01/53	400	403,861
		2,003,839
District of Columbia — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(d)	995	232,788
Florida — 18.3%
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(b)(c)	500	525,530
Antillia Community Development District, SAB
5.60%, 05/01/44	120	122,875
5.88%, 05/01/54	145	146,795
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	510	520,032
Series 2022, 5.00%, 05/01/53	385	367,714
Bella Collina Community Development District, SAB, 5.30%, 05/01/55	210	207,109
Bella Tara Community Development District, SAB
5.88%, 05/01/45	370	383,141
6.13%, 05/01/56	560	576,233
Bellehaven Community Development District, SAB, 6.05%, 05/01/55	610	625,575
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	310	301,558
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,135	1,135,191
Brevard County Health Facilities Authority, Refunding RB(c)
4.00%, 11/15/27	495	491,544
4.00%, 11/15/29	435	428,846
4.00%, 11/15/32	450	435,661
4.00%, 11/15/35	675	637,879
Buckhead Trails Community Development District, SAB
5.88%, 05/01/54	310	310,001
Series 2022, 5.75%, 05/01/52	400	405,817
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	1,055	1,069,591
Capital Projects Finance Authority, RB, 6.13%, 06/15/44(c)	190	196,147
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,320	1,343,738
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(c)	2,640	2,251,928

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB (continued)
Series A, 5.75%, 06/01/54(c)	$940	$ 787,878
Series A, 5.00%, 12/15/54	400	352,560
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(c)(d)	16,865	1,413,678
Capital Trust Authority, RB(c)
8.50%, 07/01/57	1,005	1,007,382
Series A, 5.00%, 07/01/44	260	241,912
Series A, 5.25%, 07/01/54	460	410,835
Capital Trust Authority, Refunding RB(c)
Series A, 4.75%, 06/15/40	160	157,824
Series A, 5.13%, 06/15/50	150	137,384
Series A, 5.25%, 06/15/59	540	491,384
Coastal Ridge Community Development District, SAB
5.75%, 05/01/45	715	737,674
6.00%, 05/01/55	550	562,330
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	200	201,634
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	5,013,856
County of Okaloosa Florida, RB, 5.75%, 05/15/60(c)	550	556,816
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/48	875	265,311
Series A-2, 0.00%, 10/01/49	730	208,200
Series A-2, 0.00%, 10/01/54	2,875	613,223
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	165	166,674
Curiosity Creek Community Development District, SAB(c)
5.40%, 05/01/44	145	146,323
5.70%, 05/01/55	235	232,879
Cypress Creek Reserve Community Development District, SAB
5.75%, 05/01/45	100	103,688
6.00%, 05/01/56	300	307,954
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	500	532,276
Florida Development Finance Corp., RB(c)
Series A, 5.75%, 06/15/29	490	490,556
Series A, 6.00%, 06/15/34	835	836,011
Series A, 6.13%, 06/15/44	3,180	3,180,971
Series A, 5.13%, 06/15/55	3,645	3,044,857
Series B, 4.50%, 12/15/56	3,985	2,596,470
Series C, 5.75%, 12/15/56	1,325	987,963
Series A, AMT, 0.00%, 07/15/59(f)(g)	2,850	1,026,000
Series A, Class A, AMT, 4.38%, 10/01/54(b)	880	888,517
Florida Development Finance Corp., Refunding RB
AMT, 12.00%, 07/15/32(c)(f)(g)	2,070	745,200
AMT, (AGM), 5.00%, 07/01/44	2,975	2,943,255
AMT, (AGM), 5.25%, 07/01/47	700	689,700
Florida Local Government Finance Commission, RB, 6.75%, 11/15/55(c)	1,475	1,540,966
Gas Worx Community Development District, SAB, 5.75%, 05/01/45(c)	550	563,958
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	1,700	1,718,143
Greenbriar Community Development District, SAB
5.65%, 05/01/45	230	232,781
5.88%, 05/01/54	275	275,977
Security	Par (000)	Value
Florida (continued)
Hammock Oaks Community Development District, SAB, 5.85%, 05/01/44	$340	$ 347,835
Harbor Reserve Community Development District, SAB, 5.50%, 05/01/45	1,775	1,776,075
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(c)	340	326,826
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	240	244,233
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	115	119,603
5.88%, 06/15/55	150	153,829
Kings Creek I Community Development District, SAB, 6.00%, 05/01/55	525	533,715
Kissimmee Park Community Development District, SAB
5.88%, 05/01/45	340	352,076
6.13%, 05/01/56	275	282,971
Lakewood Ranch Stewardship District, SAB
5.50%, 05/01/39(c)	90	93,417
5.50%, 05/01/40	415	442,856
5.80%, 05/01/45	495	513,953
5.13%, 05/01/46	675	675,008
5.65%, 05/01/48(c)	65	65,917
6.00%, 05/01/56	1,400	1,440,739
Series 1B, 4.75%, 05/01/29	490	500,473
Series 1B, 5.30%, 05/01/39	645	660,694
Series 1B, 5.45%, 05/01/48	1,150	1,161,493
Laurel Road Community Development District, SAB, Series A-1, 2.60%, 05/01/26	80	79,766
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	375	377,921
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	230	230,346
5.50%, 05/01/54	345	335,653
Marion Ranch Community Development District, SAB
5.70%, 05/01/44	185	189,538
5.95%, 05/01/54	195	197,726
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	845,494
Series B, 5.00%, 05/01/37	495	495,290
Newfield Community Development District, SAB, 5.90%, 05/01/56	965	982,701
Normandy Community Development District, SAB, 5.55%, 05/01/54(c)	570	544,684
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	55	56,679
Series A, 6.00%, 05/01/54	95	96,762
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(c)	910	932,613
Ormond Crossings West Community Development District, SAB
5.75%, 11/01/47	300	297,395
6.00%, 11/01/57	400	394,854
Parrish Lakes Community Development District, SAB, 5.80%, 05/01/54	580	581,782
Pinery Community Development District, SAB, 5.60%, 05/01/46	950	944,843
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	707,262
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Reflection Bay Community Development District, SAB
5.63%, 05/01/45	$150	$ 153,313
5.88%, 05/01/55	245	248,450
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	939,252
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(c)	345	333,133
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	225	223,338
Solaeris Community Development District, SAB, 6.00%, 05/01/45(c)	865	891,925
South Broward Hospital District, RB, (BAM-TCRS), 3.00%, 05/01/51	720	527,492
Sunrise Community Development District, SAB, 5.63%, 05/01/45(c)	1,350	1,338,084
Trout Creek Community Development District, SAB
5.38%, 05/01/38	430	439,657
5.50%, 05/01/49	1,100	1,107,384
Village Community Development District No. 14, SAB
5.38%, 05/01/42	1,050	1,089,503
5.50%, 05/01/53	775	786,840
Village Community Development District No. 16, SAB, 4.88%, 05/01/45	1,350	1,353,558
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,020	1,038,630
West Villages Improvement District, SAB
4.75%, 05/01/39	455	458,316
5.00%, 05/01/50	940	919,066
5.63%, 05/01/54	325	324,590
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	245	250,027
		79,299,485
Georgia — 1.0%
Atlanta Development Authority, TA(c)
Series A, 5.00%, 04/01/34	650	668,698
Series A, 5.50%, 04/01/39	1,005	1,041,396
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(c)	265	259,209
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	290	174,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	754,374
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(b)	1,195	1,280,057
		4,177,734
Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(c)	580	588,390
Illinois — 7.0%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	2,330	2,465,895
Series C, 5.25%, 12/01/35	560	560,007
Series D, 5.00%, 12/01/46	2,155	2,054,653
Series H, 5.00%, 12/01/36	1,000	1,002,020
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/44	1,270	1,333,808
City of Chicago Illinois, GO, Series A, 6.00%, 01/01/50	1,970	2,061,300
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	1,260	1,279,147
Security	Par (000)	Value
Illinois (continued)
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	$715	$ 715,218
6.63%, 06/01/55	1,320	1,315,177
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	1,875	1,903,885
Illinois Finance Authority, RB(c)
Class A, Sustainability Bonds, 5.00%, 07/01/51	2,000	1,425,009
Class A, Sustainability Bonds, 5.00%, 07/01/56	2,000	1,379,876
Illinois Finance Authority, Refunding RB
5.25%, 08/01/35(c)	375	384,129
Series C, 4.00%, 02/15/27(h)	1,425	1,448,927
Series C, 4.00%, 02/15/41	5	4,948
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,630,057
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,020	994,954
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, 0.00%, 12/15/56(d)	1,315	270,876
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,507,246
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(d)	12,685	2,927,817
State of Illinois, GO
5.50%, 05/01/30	530	570,072
5.50%, 05/01/39	1,055	1,134,078
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	973	974,780
		30,343,879
Indiana — 0.5%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(c)	225	233,293
Indiana Finance Authority, RB
Series A, 6.13%, 10/15/45(c)	250	250,528
Series A, 6.38%, 10/15/55(c)	195	195,404
Series A, AMT, 6.75%, 05/01/39	1,060	1,192,128
Town of Whitestown, Refunding TA, 6.00%, 09/01/50(c)	400	395,907
		2,267,260
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	1,225	1,150,511
Kansas — 0.2%
City of Manhattan, RB, Series A, 5.50%, 06/01/55	100	100,507
City of Shawnee Kansas, RB(c)
5.00%, 08/01/41	230	211,695
5.00%, 08/01/56	850	682,917
		995,119
Kentucky(c) — 0.5%
City of Henderson Kentucky, RB
Series A, AMT, 4.70%, 01/01/52	230	216,382
Series B, AMT, 4.45%, 01/01/42	2,000	2,006,334
		2,222,716
Louisiana(c) — 0.8%
Louisiana Public Facilities Authority, RB
6.00%, 06/15/59	570	571,532
Series A, 6.50%, 06/01/62	280	252,279
Class R2, AMT, 6.50%, 10/01/53	835	875,522
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40	1,580	1,737,607
		3,436,940

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maine — 1.0%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	$250	$ 212,462
Series A, AMT, 8.50%, 06/01/32	250	212,475
AMT, Sustainability Bonds, 8.50%, 06/01/35(f)(g)	1,100	564,917
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(b)(c)	500	517,135
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(c)	3,100	2,733,994
		4,240,983
Maryland — 0.9%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	331,380
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	360	349,664
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(c)	3,010	3,065,337
		3,746,381
Massachusetts(c) — 0.4%
Massachusetts Development Finance Agency, RB, Series A-1, 6.38%, 07/15/45	1,075	1,093,559
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 10/01/57	500	480,333
		1,573,892
Michigan — 0.5%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	394,869
Kalamazoo Economic Development Corp., RB, 6.25%, 08/15/56(c)	300	304,098
Michigan Strategic Fund, RB
5.00%, 11/15/42	345	345,537
AMT, 5.00%, 12/31/43	1,200	1,205,333
		2,249,837
Minnesota — 0.0%
City of Eagan Minnesota, RB, Series A, 6.38%, 02/01/55(c)	105	102,135
Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	685	643,037
Kansas City Industrial Development Authority, RB(c)
Series A-1, 5.00%, 06/01/46	375	372,646
Series A-1, 5.00%, 06/01/54	240	230,765
		1,246,448
Nevada — 0.2%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	355	367,785
5.00%, 07/01/45	460	463,278
		831,063
New Hampshire — 3.6%
New Hampshire Business Finance Authority, RB
5.38%, 12/01/31(c)	1,501	1,502,298
5.95%, 12/01/31(c)	419	419,442
5.88%, 12/15/33(c)	1,235	1,235,350
5.25%, 12/01/35(c)	852	851,930
5.38%, 12/15/35(c)	1,711	1,710,397
Series A, 4.13%, 08/15/40	530	491,114
Series A, 4.25%, 08/15/46	595	511,910
Series A, 4.50%, 08/15/55	1,235	1,024,242
New Hampshire Business Finance Authority, RB, CAB(c)(d)
0.00%, 04/01/32	690	462,046
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, CAB(c)(d) (continued)
0.00%, 12/15/33	$5,730	$ 3,590,786
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	935	984,781
Series 2025, Subordinate, 5.15%, 09/28/37	1,765	1,802,170
Series 2, Sustainability Bonds, 4.25%, 07/20/41	924	937,486
		15,523,952
New Jersey — 5.6%
New Jersey Economic Development Authority, RB
6.00%, 10/01/43	1,530	1,531,556
Class A, 5.25%, 11/01/47	2,650	2,789,895
Series A, 5.00%, 07/01/37	260	260,601
Series A, 5.25%, 11/01/54(c)	1,675	1,441,698
Series B, 6.50%, 04/01/31	1,350	1,359,124
AMT, 5.38%, 01/01/43	2,155	2,157,460
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(c)	500	500,037
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,414,104
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.25%, 06/15/41	1,140	1,141,044
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	8,950	6,481,142
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	4,500	4,367,729
		24,444,390
New York — 10.5%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(f)(g)	846	16,916
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	747,539
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(c)	275	275,498
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,848,124
Empire State Development Corp., Refunding RB, 3.00%, 03/15/48	9,655	7,192,555
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,381,369
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	150,227
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	740	742,735
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	565	571,967
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	840	857,221
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.30%, 11/01/47	2,845	2,739,471
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	4,617	4,533,111
Series A, 5.00%, 06/01/42	3,155	2,637,824
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	215	187,399
Series A-2B, 5.00%, 06/01/51	4,340	3,643,124
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(c)	1,080	1,080,054
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,250	1,617,760
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	745	790,947
Series A, AMT, 5.38%, 08/01/36	1,490	1,561,006
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$780	$ 828,145
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	4,870	4,861,507
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,465	3,503,917
Suffolk Regional Off-Track Betting Corp., RB, 5.00%, 12/01/34	605	627,333
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	530	478,288
Ulster County Capital Resource Corp., RB, 5.88%, 09/15/59(c)	500	501,022
Westchester County Local Development Corp., Refunding RB(c)
5.00%, 07/01/41	730	741,769
5.00%, 07/01/56	810	730,011
		45,846,839
North Carolina — 0.3%
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	1,200	1,205,022
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	1,765	1,798,289
Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,180	1,792,888
Cleveland-Cuyahoga County Port Authority, Refunding RB(c)
Series A, 5.38%, 01/01/39	185	190,646
Series A, 5.88%, 01/01/49	425	423,463
County of Hamilton Ohio, Refunding RB, 5.00%, 01/01/46	875	863,103
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	241,338
5.25%, 05/01/40	240	233,054
5.50%, 05/01/50	1,130	1,015,996
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(c)	340	347,142
New York Energy Finance Development Corp., Refunding RB, Series B-3, Class 2, 0.00%, 06/01/57(d)	14,230	1,080,423
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(c)	3,290	3,073,646
		9,261,699
Oklahoma — 2.0%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(c)	4,520	4,462,449
Series B, 5.50%, 08/15/52	1,570	1,568,549
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	762,232
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/40	1,815	2,039,463
		8,832,693
Oregon(c) — 0.1%
Oregon State Facilities Authority, RB
Series A, 5.00%, 06/15/29	100	102,102
Series A, 5.00%, 06/15/39	565	559,337
		661,439
Pennsylvania — 4.6%
Allegheny Community Broadband, Inc., RB(c)
7.75%, 09/01/45	205	202,620
Security	Par (000)	Value
Pennsylvania (continued)
Allegheny Community Broadband, Inc., RB(c) (continued)
8.00%, 09/01/51	$240	$ 233,777
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240	4,484,859
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/42	3,435	3,539,837
Series A, 5.25%, 05/01/32	100	103,157
Series A, 5.25%, 05/01/42	100	101,796
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	1,110	926,396
Doylestown Hospital Authority, Refunding RB(c)
5.00%, 07/01/31	185	197,235
5.38%, 07/01/39	430	475,718
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	390	379,745
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(c)	2,865	2,993,044
AMT, 5.25%, 06/30/53	800	808,087
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(b)	670	673,355
Series C, 5.25%, 12/01/37(b)	1,170	1,175,906
AMT, 5.50%, 11/01/44	2,710	2,711,208
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	245	234,448
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	580	612,876
		19,854,064
Puerto Rico — 14.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	32,150	1,524,418
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/27	— (i)	2
Series A-1, Restructured, 5.63%, 07/01/29	1,190	1,264,320
Series A-1, Restructured, 5.75%, 07/01/31	2,153	2,377,402
Series A-1, Restructured, 4.00%, 07/01/35	4,100	4,117,192
Series A-1, Restructured, 4.00%, 07/01/41	141	132,053
Series A-1, Restructured, 4.00%, 07/01/46	682	607,439
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	1,765	1,291,564
Commonwealth of Puerto Rico, NOTES, 0.00%, 11/01/51(b)(f)(g)	26,609	16,098,318
Puerto Rico Electric Power Authority, RB
Series A, 7.00%, 07/01/33(f)(g)	3,295	2,195,294
Series A, 6.75%, 07/01/36(f)(g)	1,335	889,444
Series A, 5.00%, 07/01/42(f)(g)	910	606,287
Series A, 7.00%, 07/01/43(f)(g)	375	249,844
Series A-1, 10.00%, 07/01/19(f)(g)	75	50,126
Series A-2, 10.00%, 07/01/19(f)(g)	379	252,888
Series A-3, 10.00%, 07/01/19(f)(g)	323	215,609
Series B-3, 10.00%, 07/01/19(f)(g)	323	215,609
Series C-1, 5.40%, 01/01/18(f)(g)	887	592,375
Series C-2, 5.40%, 07/01/18(f)(g)	887	592,471
Series C-3, 5.40%, 01/01/20(f)(g)	90	59,889
Series C-4, 5.40%, 07/01/20(f)(g)	90	59,889
Series CCC, 5.25%, 07/01/26(f)(g)	260	173,225
Series CCC, 5.25%, 07/01/28(f)(g)	145	96,606
Series D-1, 7.50%, 01/01/20(f)(g)	761	507,816
Series D-4, 7.50%, 07/01/20(f)(g)	404	269,591

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series TT, 5.00%, 07/01/18(f)(g)	$295	$ 196,912
Series WW, 5.50%, 07/01/17(f)(g)	200	133,500
Series WW, 5.50%, 07/01/18(f)(g)	1,175	784,312
Series WW, 5.50%, 07/01/19(f)(g)	145	96,788
Series WW, 5.50%, 07/01/20	1,595	1,064,662
Series WW, 5.38%, 07/01/22(f)(g)	1,310	874,425
Series WW, 5.25%, 07/01/33(f)(g)	120	79,950
Series WW, 5.50%, 07/01/38(f)(g)	205	136,581
Series XX, 5.25%, 07/01/17(f)(g)	110	73,288
Series XX, 5.25%, 07/01/35(f)(g)	645	429,731
Series XX, 5.75%, 07/01/36(f)(g)	860	572,975
Series XX, 5.25%, 07/01/40(f)(g)	1,020	679,575
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545	1,698,787
Series AAA, 5.25%, 07/01/29	95	63,294
Series UU, 0.00%, 07/01/17(b)	60	40,050
Series UU, 0.00%, 07/01/18(b)	55	36,713
Series UU, 0.00%, 07/01/20(b)	495	330,412
Series UU, 1.00%, 07/01/31(b)	580	386,425
Series YY, 6.13%, 07/01/40	1,085	722,881
Series ZZ, 5.25%, 07/01/19	455	303,712
Series ZZ, 5.00%, 12/29/49	145	96,788
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	265	300,253
Series A-2, AMT, 6.50%, 01/01/42	175	199,748
Series A-2, AMT, 6.75%, 01/01/45	265	300,253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,912	1,844,178
Series A-1, Restructured, 5.00%, 07/01/58	5,390	5,275,482
Series A-2, Restructured, 4.54%, 07/01/53	21	19,352
Series A-2, Restructured, 4.78%, 07/01/58	2,080	1,984,155
Series A-2, Restructured, 4.33%, 07/01/40	1,559	1,549,557
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,405,404
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	200	178,855
Series A-1, Restructured, 0.00%, 07/01/33	1,023	782,244
Series A-1, Restructured, 0.00%, 07/01/46	7,133	2,471,453
Series B-1, Restructured, 0.00%, 07/01/46	883	305,943
		60,858,309
Rhode Island — 0.4%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,190	1,634,100
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(d)	2,060	299,419
		1,933,519
South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	3,110	3,345,049
South Carolina Jobs-Economic Development Authority, RB
5.38%, 04/01/56	1,200	1,202,621
7.50%, 08/15/62(c)	605	540,414
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
Series A, 5.63%, 10/01/50	$450	$ 451,359
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, Series A, 6.75%, 12/01/60(c)	1,590	1,569,670
		7,109,113
Tennessee — 2.6%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	3,052,043
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(c)(d)	3,130	1,358,364
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,610	1,703,734
Metropolitan Nashville Airport Authority, ARB(j)
Series B, AMT, 5.25%, 07/01/56	800	829,649
Series B, AMT, 5.50%, 07/01/56	1,400	1,487,209
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(b)	2,520	2,696,041
		11,127,040
Texas — 10.0%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(c)(f)(g)	715	14,300
Arlington Higher Education Finance Corp., RB, 7.88%, 11/01/62(c)(f)(g)	565	339,000
Central Texas Regional Mobility Authority, Refunding RB(d)
0.00%, 01/01/28	1,000	949,353
0.00%, 01/01/29	2,000	1,845,252
0.00%, 01/01/30	1,170	1,049,821
0.00%, 01/01/33	3,690	2,986,954
0.00%, 01/01/34	4,000	3,110,463
City of Anna Texas, SAB, 5.75%, 09/15/54(c)	445	448,733
City of Buda Texas, SAB(c)
6.00%, 09/01/55	425	416,611
6.75%, 09/01/55	845	829,542
City of Celina Texas, SAB(c)
5.50%, 09/01/45	100	100,320
5.63%, 09/01/55	140	137,809
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	100	104,185
6.13%, 09/15/44	198	198,757
6.50%, 09/15/54	297	296,004
City of Crandall Texas, SAB(c)
5.25%, 09/15/45	125	123,696
5.50%, 09/15/55	275	271,985
City of Fate Texas, SAB, 5.75%, 08/15/54(c)	110	110,258
City of Friendswood Texas, SAB, 7.00%, 09/15/54	850	851,796
City of Houston Texas Airport System Revenue, ARB
AMT, 4.00%, 07/15/41	3,350	3,085,804
Series B, AMT, 5.50%, 07/15/38	510	552,560
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	4,700	4,706,165
Series C, AMT, 5.00%, 07/15/27	1,615	1,643,460
City of Oak Point Texas, SAB(c)
5.10%, 09/15/44	200	197,242
5.25%, 09/15/54	200	190,189
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Princeton Texas, SAB(c)
4.38%, 09/01/31	$47	$ 47,456
5.00%, 09/01/44	100	99,643
5.13%, 09/01/44	150	147,621
5.25%, 09/01/54	200	195,224
5.38%, 09/01/54	247	239,972
City of San Marcos Texas, SAB(c)
4.00%, 09/01/32	100	98,222
4.50%, 09/01/51	480	414,595
City of Seagoville Texas, SAB, 6.00%, 09/15/54(c)	295	301,385
City of Sinton Texas, SAB(c)
5.13%, 09/01/42	858	859,538
5.25%, 09/01/51	1,195	1,167,293
City of Terrell Texas, SAB, 7.00%, 09/15/55(c)	1,195	1,215,291
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(c)	200	185,868
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(c)	220	219,661
County of Denton Texas, SAB, 5.88%, 12/31/45(c)	520	535,404
New Hope Cultural Education Facilities Finance Corp., Refunding RB
5.38%, 01/01/60	1,900	1,870,509
Series A, 6.75%, 10/01/52	1,650	1,694,956
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(c)	1,650	1,218,116
Port of Beaumont Navigation District, Refunding RB(c)
Series A, AMT, 3.63%, 01/01/35	1,225	1,160,179
Series A, AMT, 4.00%, 01/01/50	2,075	1,606,275
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(c)	1,635	1,521,681
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	860	936,610
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,155	3,253,843
		43,549,601
Utah — 1.8%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(c)	570	573,195
County of Utah, RB, Series A, 3.00%, 05/15/50	1,000	737,899
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(c)	620	608,920
Mida Mountain Village Public Infrastructure District, TA(c)
5.50%, 06/01/55	800	796,177
Series 1, Subordinate, 5.13%, 06/15/54	995	977,737
Ridges Estates Infrastructure Financing District, SAB, 6.25%, 12/01/53(c)	1,709	1,757,929
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(c)	1,485	1,476,123
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(c)	470	387,167
Utah Infrastructure Agency, RB
5.50%, 10/15/44	160	167,127
5.50%, 10/15/48	150	153,471
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(c)	178	178,627
		7,814,372
Vermont — 0.8%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(c)	4,000	3,322,108
Security	Par (000)	Value
Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	$2,435	$ 2,168,362
James City County Economic Development Authority, RB, Series A, 6.88%, 12/01/58	605	653,886
Lower Magnolia Green Community Development Authority, SAB(c)
5.00%, 03/01/35	435	435,154
5.00%, 03/01/45	475	461,479
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	185	185,327
Series A, 5.00%, 01/01/49	955	877,812
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,125	1,779,084
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	600	658,978
Series B3, 5.38%, 09/01/29	425	429,909
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	1,887,561
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	729,333
		10,266,885
Washington — 1.4%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	700	740,330
Washington State Housing Finance Commission, RB(c)
6.00%, 07/01/59	100	102,072
Series A, 5.00%, 07/01/50	450	387,392
Series A, 5.75%, 01/01/53	275	266,060
Series A, 5.88%, 01/01/59	225	219,210
Series B2, 3.95%, 07/01/29	1,080	1,080,340
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(c)	315	315,134
6.00%, 01/01/45(c)	850	849,916
6.25%, 01/01/56	1,300	1,303,240
Series A, 5.00%, 07/01/43	340	348,988
Series A, 5.00%, 07/01/48	320	318,776
		5,931,458
Wisconsin — 12.0%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,324,956
Public Finance Authority, RB
6.25%, 10/01/31(c)(f)(g)	605	60,500
5.50%, 12/15/32(c)	1,766	1,767,677
5.75%, 12/15/33(c)	4,263	4,272,917
5.00%, 06/15/41(c)	345	304,563
7.00%, 10/01/47(c)(f)(g)	605	60,500
5.00%, 06/15/49	530	510,286
5.00%, 06/15/53	355	337,293
5.75%, 12/01/54(c)	1,260	1,269,652
5.00%, 06/15/55(c)	895	689,317
5.00%, 01/01/56(c)	1,470	1,223,147
Class A, 5.00%, 06/15/56(c)	495	416,667
Class A, 6.45%, 04/01/60(c)	425	405,980
Series A, 7.75%, 07/01/43(c)	3,270	3,355,230
Series A, 5.00%, 12/15/44(c)	160	153,490
Series A, 6.85%, 11/01/46(c)(f)(g)	900	315,000
Series A, 7.00%, 11/01/46(c)(f)(g)	570	199,500
Series A, 5.63%, 06/15/49(c)	2,800	2,512,081
Series A, 5.25%, 12/01/51(c)(f)(g)	1,470	948,253
Series A, 5.00%, 06/15/55(c)	4,030	3,171,442

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 4.75%, 06/15/56(c)	$2,960	$ 2,504,458
Series A, 7.50%, 07/01/59(c)	3,020	3,362,651
Series A-1, 4.50%, 01/01/35(c)	1,035	1,028,583
Series A-4, 5.50%, 11/15/32(c)	2,337	2,343,882
Series B, 0.00%, 01/01/35(c)(d)	1,385	836,964
Series B, 0.00%, 01/01/60(c)(d)	35,940	3,113,669
AMT, 5.75%, 12/31/65	1,865	1,928,610
AMT, 6.50%, 12/31/65	1,560	1,722,211
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,025	842,770
AMT, Sustainability Bonds, 4.00%, 03/31/56	980	785,761
Public Finance Authority, RB, CAB(c)(d)
0.00%, 12/15/38	1,000	465,736
0.00%, 12/15/42	3,195	990,547
Public Finance Authority, RB, M/F Housing, Series A, Subordinate, 7.13%, 07/01/65(c)	875	862,914
Red Oak Independent School District, GO, Series A, 7.25%, 01/01/61(c)	2,075	2,166,125
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	4,000	4,109,543
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	1,145	1,047,631
4.00%, 01/01/47	910	761,402
		52,171,908
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,345	1,212,917
Total Municipal Bonds — 135.2% (Cost: $606,944,048)		587,041,213
Municipal Bonds Transferred to Tender Option Bond Trusts(k)
Illinois — 1.8%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/59	7,380	7,659,627
New York — 4.7%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, Sustainability Bonds, 4.25%, 11/01/45	9,000	8,875,532
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series H-1, Subordinate, 5.00%, 11/01/50	6,780	6,978,148
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54(l)	4,577	4,714,367
		20,568,047
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.5% (Cost: $28,415,867)		28,227,674

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(g)	90,050	$ 180,100
Total Warrants — 0.0% (Cost: $ — )		180,100
Total Long-Term Investments — 142.1% (Cost: $636,929,915)		617,315,036
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(m)(n)	8,080,268	8,081,076
Total Short-Term Securities — 1.9% (Cost: $8,081,076)		8,081,076
Total Investments — 144.0% (Cost: $645,010,991)		625,396,112
Other Assets Less Liabilities — 0.6%		2,448,742
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.3)%		(18,654,297)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.3)%		(174,948,229)
Net Assets Applicable to Common Shares — 100.0%		$ 434,242,328

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Rounds to less than 1,000.
(j)	When-issued security.
(k)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(l)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on March 15, 2033, is $3,550,052. See Note 4 of the Notes to
Financial Statements for details.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniAssets Fund, Inc. (MUA)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,459,847	$ 5,621,229 (a)	$ —	$ —	$ —	$ 8,081,076	8,080,268	$ 57,795	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 296,012	$ 296,012
Corporate Bonds	—	1,570,037	—	1,570,037
Municipal Bonds	—	587,041,213	—	587,041,213
Municipal Bonds Transferred to Tender Option Bond Trusts	—	28,227,674	—	28,227,674
Warrants	—	—	180,100	180,100
Short-Term Securities
Money Market Funds	8,081,076	—	—	8,081,076
	$8,081,076	$616,838,924	$476,112	$625,396,112
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(18,552,437)	$—	$(18,552,437)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)
	$—	$(193,552,437)	$—	$(193,552,437)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 9.0%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,665	$ 4,993,388
Series A, 5.25%, 05/01/55	2,495	2,691,601
Series A, 5.25%, 05/01/56	2,345	2,438,673
Series C, 5.50%, 10/01/54	10,500	11,570,060
Series F, 5.50%, 11/01/53	830	877,498
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,100	1,142,802
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	1,585	1,750,095
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,300	1,372,446
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	2,295	2,207,654
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	5,525	5,914,460
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	7,015	7,303,006
Series A-1, 5.50%, 01/01/53	1,405	1,502,255
Series B, 5.00%, 01/01/54	1,230	1,303,279
Series B, 5.25%, 03/01/55	1,945	2,058,425
		47,125,642
Arizona — 4.9%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	1,665	1,790,540
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	190	163,228
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,575	3,397,669
Industrial Development Authority of the County of Pima, RB, S/F Housing, Series C, (GNMA), 6.00%, 07/01/55	3,275	3,650,352
Salt Verde Financial Corp., RB
5.00%, 12/01/32	7,365	8,089,810
5.00%, 12/01/37	5,000	5,485,972
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	2,815	2,979,177
		25,556,748
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	895	909,520
California — 4.3%
California Community Choice Financing Authority, RB, Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56(a)	1,980	2,162,375
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	785	776,818
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	1,870	1,402,500
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	900	911,004
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,650	1,651,220
Security	Par (000)	Value
California (continued)
California Statewide Financing Authority, RB, Series A, 6.00%, 05/01/43	$3,285	$ 3,359,019
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/47	2,415	2,483,483
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	2,305	2,441,381
Hartnell Community College District, GO, Sustainability Bonds, 4.00%, 07/01/53	3,745	3,536,395
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	3,455	3,594,579
State of California, GO, (AMBAC), 5.00%, 04/01/31	10	10,024
		22,328,798
Colorado — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	870	940,677
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	355	373,842
5.25%, 11/01/52	745	762,121
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	555	554,835
		2,631,475
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	720	666,353
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.50%, 07/01/55(c)	2,135	2,259,668
Waterbury Housing Authority, RB, M/F Housing, Series A, (HUD SECT 8), 4.50%, 02/01/42	1,680	1,712,662
		4,638,683
Delaware — 0.6%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	3,065	2,998,576
District of Columbia — 10.1%
District of Columbia Housing Finance Agency, RB, M/F Housing
Series B-2, (Remove), 4.10%, 09/01/39	6,445	6,447,516
Series A, Sustainability Bonds, (FNMA), 4.88%, 09/01/45	1,280	1,317,092
District of Columbia Water & Sewer Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	1,875	1,885,479
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,985	2,099,424
District of Columbia, TA, 5.13%, 06/01/41	3,490	3,493,798
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	2,445	2,606,089
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/31(d)	8,350	7,052,393
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/32(d)	15,000	12,205,665
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB (continued)
Series B, 2nd Senior Lien, (AGM), 0.00%, 10/01/33(d)	$13,410	$ 10,493,432
Series B, Subordinate, 4.00%, 10/01/49	3,780	3,309,764
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/45	1,965	2,058,134
		52,968,786
Florida — 6.5%
City of Miami Florida, RB, Series A, 5.00%, 03/01/48	3,200	3,293,523
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/44	1,740	1,778,938
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	445	428,096
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	500	514,511
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	2,230	2,332,167
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	6,635	6,722,159
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	3,815	3,774,292
AMT, (AGM), 5.25%, 07/01/47	900	886,757
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	3,025	2,982,095
Greater Orlando Aviation Authority, ARB, AMT, Subordinate, 5.25%, 10/01/51	2,500	2,589,549
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	825	873,342
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	430	450,726
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	3,105	3,136,702
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	2,680	2,651,388
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,420	1,445,936
		33,860,181
Georgia — 2.6%
County of DeKalb Georgia Water & Sewerage Revenue, Refunding RB, 5.00%, 10/01/48	2,490	2,582,729
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,105	974,951
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52(a)	7,800	8,177,499
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,655	1,772,799
		13,507,978
Idaho — 2.1%
Idaho Health Facilities Authority, Refunding RB, Series A, Class A, 4.38%, 03/01/53	865	814,861
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	10,000	10,041,419
		10,856,280
Illinois — 7.8%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	2,375	2,513,519
Series C, 5.25%, 12/01/35	1,050	1,050,014
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO (continued)
Series D, 5.00%, 12/01/46	$4,040	$ 3,851,879
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	625	661,360
Series G, 5.00%, 12/01/34	455	458,094
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 4.63%, 01/01/53	2,740	2,618,095
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.50%, 11/01/62	5,430	5,724,029
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(e)	85	86,427
Series C, 4.00%, 02/15/41	10	9,896
Illinois Housing Development Authority, Refunding RB, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	3,095	3,159,000
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,835	1,789,941
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	10,925	4,842,052
Series B, (AGM), 0.00%, 06/15/47	27,225	9,889,165
State of Illinois, GO
Series B, 5.25%, 05/01/44	2,375	2,527,235
Series F, 5.25%, 09/01/48	1,440	1,494,309
		40,675,015
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	1,400	1,494,735
Series C, 5.25%, 10/01/47	485	515,937
		2,010,672
Iowa — 0.4%
Iowa Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	2,230	2,239,258
Kentucky — 1.8%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(f)	2,485	2,809,057
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	3,000	3,103,503
University of Kentucky, RB, Class A, 5.00%, 04/01/55	3,510	3,590,104
		9,502,664
Louisiana — 2.8%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	3,685	3,658,836
AMT, 5.75%, 09/01/64	3,665	3,776,174
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	2,755	2,841,512
Port New Orleans Board of Commissioners, ARB, Series E, AMT, 5.00%, 04/01/44	4,315	4,382,052
		14,658,574
Maryland — 0.8%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	2,790	2,767,468
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 08/15/54(c)	1,490	1,544,781
		4,312,249

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 3.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB
Series B, 5.00%, 06/01/50	$5,000	$ 5,202,043
Series B, 5.00%, 06/01/52	2,835	2,923,861
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	2,740	2,849,907
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A-1, 5.25%, 07/01/29	3,250	3,584,609
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,000	2,893,681
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,325	2,376,772
		19,830,873
Michigan — 2.0%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	5,980	6,197,084
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,255	2,265,021
State of Michigan Trunk Line Revenue, RB, 5.25%, 11/15/49	1,855	1,970,508
		10,432,613
Minnesota — 1.0%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,160	1,958,350
Series A, 5.25%, 02/15/58	3,125	3,136,378
		5,094,728
Mississippi — 0.2%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	880	901,052
Missouri — 3.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	5,555	4,856,548
Series A, 4.25%, 04/01/55	6,010	5,564,952
Series C, 5.00%, 11/15/42	5,470	5,560,447
Kansas City Industrial Development Authority, ARB
Class B, AMT, (AGM), 5.00%, 03/01/49	1,335	1,341,962
Class B, AMT, (AGM), 5.00%, 03/01/55	1,345	1,348,933
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	1,566	1,604,775
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	315	313,385
		20,591,002
Nebraska — 1.0%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	5,000	5,301,982
New Hampshire — 3.1%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	789	788,337
Series A, Sustainability Bonds, 5.50%, 06/01/55	6,275	6,473,336
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,215	1,279,689
Series 2025, Subordinate, 5.15%, 09/28/37	1,875	1,914,486
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, M/F Housing (continued)
Series 2, Sustainability Bonds, 4.25%, 07/20/41	$3,151	$ 3,195,527
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/01/51(a)	2,348	2,367,110
		16,018,485
New Jersey — 7.7%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,565	3,753,198
Series B, 6.50%, 04/01/31	1,495	1,505,104
Series EEE, 5.00%, 06/15/48	12,340	12,594,161
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	670	693,653
Series B, AMT, 4.00%, 12/01/41	1,790	1,793,613
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,595	2,532,657
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/50	2,310	2,390,427
Series C, (AMBAC), 0.00%, 12/15/35(d)	7,395	5,355,089
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	2,365	2,511,168
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	2,435	2,396,342
Sub-Series B, 5.00%, 06/01/46	4,985	4,838,473
		40,363,885
New York — 14.9%
City of New York, GO, Series G-1, 5.25%, 02/01/53	440	460,981
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,070	3,353,693
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	1,085	1,098,378
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,605	1,637,904
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	3,335	3,006,132
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 5.00%, 11/01/60	2,860	2,870,930
Series F, Sustainability Bonds, (HUD SECT 8), 5.00%, 08/01/55	3,960	3,965,769
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	545	574,056
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	10,125	9,699,117
Series DD, 4.13%, 06/15/47	1,255	1,192,792
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 5.25%, 05/01/52	1,780	1,867,958
Series B, Subordinate, 5.00%, 05/01/46	2,480	2,591,797
Series F-1, Subordinate, 4.00%, 02/01/51	6,800	6,226,725
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,144	3,086,875
New York Liberty Development Corp., Refunding RB, Class 2, 5.38%, 11/15/40(b)	1,760	1,760,088
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,765	2,465,508
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,575	1,444,739
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/54	1,870	1,692,785
Series A-1, 5.00%, 03/15/45	5,610	5,929,618
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	$965	$ 1,024,515
Series A, AMT, 5.00%, 07/01/46	1,525	1,524,923
AMT, Sustainability Bonds, 6.00%, 06/30/59	1,775	1,873,680
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	2,225	2,391,066
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,480	1,571,352
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,445	1,461,229
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,590	5,554,501
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	890	898,969
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,625	1,690,005
Series A, 4.25%, 05/15/58	3,275	2,998,421
Triborough Bridge & Tunnel Authority, RB, Series A-1, 4.00%, 11/15/54	2,490	2,229,326
		78,143,832
North Carolina — 0.4%
North Carolina Medical Care Commission, RB
5.13%, 10/01/56	620	621,791
5.25%, 11/01/56	1,095	1,099,582
Series A, 5.13%, 10/01/54	195	195,489
		1,916,862
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	480	481,650
Series C, Sustainability Bonds, 6.25%, 01/01/55	940	1,057,647
		1,539,297
Ohio — 0.9%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,015	2,479,614
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	840	846,314
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	1,130	1,212,361
		4,538,289
Oklahoma — 1.4%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.25%, 01/01/56	2,490	2,635,831
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	3,140	3,331,629
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	1,075	1,248,004
		7,215,464
Oregon — 1.4%
Port of Portland Oregon Airport Revenue, Refunding ARB, series 29, AMT, Sustainability Bonds, 5.50%, 07/01/53	3,295	3,453,040
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FNMA), 4.33%, 11/01/43	4,110	4,091,093
		7,544,133
Pennsylvania — 6.1%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	6,750	7,062,399
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,275	1,091,259
Security	Par (000)	Value
Pennsylvania (continued)
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	$1,950	$ 1,953,008
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,115	948,992
5.00%, 09/01/48	740	743,308
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/38	600	660,789
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,210	3,211,431
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGM), 5.00%, 11/01/51	1,935	1,959,524
Pennsylvania Housing Finance Agency, RB, Series 2024-26FN, Class PT, 4.63%, 02/01/42	3,190	3,319,758
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,735	7,767,902
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	3,105	3,224,012
		31,942,382
Puerto Rico — 5.8%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,931	3,114,135
Series A-1, Restructured, 5.75%, 07/01/31	2,646	2,920,734
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,308	2,226,133
Series A-1, Restructured, 5.00%, 07/01/58	13,670	13,379,563
Series A-2, Restructured, 4.78%, 07/01/58	6,236	5,948,650
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	8,062	2,793,334
		30,382,549
Rhode Island — 0.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(g)(h)	4,155	1,620,450
South Carolina — 0.9%
South Carolina Jobs-Economic Development Authority, RB
Series A, 5.50%, 11/01/48	1,715	1,830,945
Series A, 5.50%, 11/01/50	955	1,016,382
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	1,580	1,629,170
		4,476,497
Tennessee — 3.5%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	860	903,880
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	4,030	3,785,267
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	1,375	1,453,715
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	4,190	4,497,755
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,270	7,534,389
		18,175,006

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 13.5%
Arlington Higher Education Finance Corp., RB(b)(g)(h)
7.50%, 04/01/62	$885	$ 442,500
7.88%, 11/01/62	755	453,000
Bexar Management And Development Corp., RB, M/F Housing, (FNMA), 4.61%, 07/01/44	4,100	4,142,688
Canutillo Independent School District, GO, Series A, (PSF), 4.00%, 02/15/49	2,850	2,663,173
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	3,250	3,284,194
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	1,410	1,468,593
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	1,600	1,726,806
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	3,580	3,695,752
Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	3,190	3,346,275
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	1,450	1,451,902
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	850	905,822
Series A, 4.13%, 03/01/51	3,125	2,893,041
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/47	3,415	3,438,381
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	1,410	1,316,021
Series A, 1st Lien, 4.00%, 08/15/54	1,010	920,532
Crowley Independent School District, GO, (PSF), 4.25%, 02/01/53	190	181,255
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	1,315	1,228,293
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	1,465	1,318,259
Hidalgo County Regional Mobility Authority, RB, CAB, Series A, 0.00%, 12/01/42(d)	2,500	1,129,102
Lower Colorado River Authority, Refunding RB, (AGM), 5.00%, 05/15/49	5,445	5,603,241
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	620	603,715
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.53%, 02/01/44	5,100	5,104,647
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.50%, 08/15/49	3,255	3,534,681
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	4,110	2,242,521
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	6,205	6,276,881
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	1,510	1,591,234
Plano Independent School District, GO, 5.00%, 02/15/42	1,540	1,659,373
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	710	719,069
Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	$575	$ 571,006
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	3,055	2,844,179
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	960	988,941
Texas State University System, Refunding RB, 4.00%, 03/15/49	2,990	2,693,892
		70,438,969
Utah — 0.7%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	310	311,738
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.50%, 07/01/55	1,440	1,510,544
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	1,420	1,516,813
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	505	539,430
		3,878,525
Virginia — 1.7%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	2,825	2,585,349
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	4,950	4,407,965
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,460	1,511,368
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	145	145,043
Series E-2, 4.55%, 10/01/49	405	399,103
		9,048,828
Washington — 0.6%
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,815	1,892,505
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	420	444,198
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50	798	785,836
		3,122,539
Wisconsin — 2.7%
Public Finance Authority, RB
AMT, 6.50%, 06/30/60	635	701,028
AMT, 6.50%, 12/31/65	4,305	4,752,640
Wisconsin Health & Educational Facilities Authority, RB
Class A, 5.50%, 02/15/54	3,145	3,288,882
Series A, 5.75%, 08/15/54	460	474,028
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	$700	$ 719,882
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	4,465	4,455,223
		14,391,683
Total Municipal Bonds — 133.5% (Cost: $678,196,868)		697,691,024
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.9%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	9,350	9,901,463
District of Columbia — 1.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	9,060	9,671,777
Florida — 7.5%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 10/01/52	10,000	10,416,349
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	7,540	7,757,040
County of Miami-Dade Florida Transit System, RB, 5.00%, 07/01/50	10,000	10,161,478
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	10,170	10,731,735
		39,066,602
Illinois — 2.0%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/59(j)	10,000	10,378,898
Maryland — 0.9%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	4,776	4,913,282
Nebraska — 2.4%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/46	11,970	12,340,928
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	9,140	9,394,634
New York — 6.4%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	10,000	10,344,215
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	12,550	12,732,064
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, 5.25%, 02/01/53(j)	10,000	10,414,560
		33,490,839
Ohio — 2.0%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/55(j)	10,000	10,454,296
Security	Par (000)	Value
Texas — 3.6%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50(j)	$5,278	$ 5,670,223
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	6,340	6,725,324
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/55(j)	6,260	6,625,568
		19,021,115
Washington — 4.7%
Port of Seattle Washington, ARB, series B, AMT, Intermediate Lien, 5.50%, 10/01/50	5,536	5,873,072
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	8,040	8,347,197
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,455,067
		24,675,336
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.1% (Cost: $180,470,506)		183,309,170

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(h)(k)	15,558	31,116
Total Warrants — 0.0% (Cost: $ — )		31,116
Total Long-Term Investments — 168.6% (Cost: $858,667,374)		881,031,310
Short-Term Securities
Money Market Funds — 3.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(l)(m)	20,486,103	20,488,152
Total Short-Term Securities — 3.9% (Cost: $20,487,979)		20,488,152
Total Investments — 172.5% (Cost: $879,155,353)		901,519,462
Liabilities in Excess of Other Assets — (0.2)%		(1,201,297)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.2)%		(126,249,115)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.1)%		(251,400,000)
Net Assets Applicable to Common Shares — 100.0%		$ 522,669,050

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Fund, Inc. (MYD)

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 1, 2031 to August 1, 2033, is $31,866,319.
See Note 4 of the Notes to Financial Statements for details.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 8,037,512	$ 12,450,640 (a)	$ —	$ —	$ —	$ 20,488,152	20,486,103	$ 115,804	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 697,691,024	$ —	$ 697,691,024
Municipal Bonds Transferred to Tender Option Bond Trusts	—	183,309,170	—	183,309,170
Warrants	—	—	31,116	31,116
Short-Term Securities
Money Market Funds	20,488,152	—	—	20,488,152
	$20,488,152	$881,000,194	$31,116	$901,519,462
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(125,395,033)	$—	$(125,395,033)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)
	$—	$(376,795,033)	$—	$(376,795,033)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,065	$ 3,280,757
Series A, 5.25%, 05/01/56	4,000	4,159,783
Series C, 5.50%, 10/01/54	7,575	8,346,972
Series F, 5.50%, 11/01/53	2,920	3,087,100
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	6,495	6,747,727
Energy Southeast A Cooperative District, RB(a)
Series A-1, 5.50%, 11/01/53	4,900	5,344,488
Series B-1, 5.75%, 04/01/54	10,925	12,062,960
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	4,040	4,324,782
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	8,880	9,244,575
Series A-1, 5.50%, 01/01/53	2,665	2,849,473
Series B, 5.25%, 03/01/55	1,825	1,931,427
Series B-1, 5.00%, 05/01/53	7,530	7,841,132
		69,221,176
Arizona — 5.4%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	875	814,822
5.00%, 07/01/54(b)	615	528,511
7.10%, 01/01/55(b)	250	251,013
Series A, 5.00%, 07/01/49(b)	1,445	1,310,612
Series A, 5.00%, 07/15/49	1,000	905,431
Series A, 5.00%, 07/01/54(b)	1,110	985,430
Arizona Industrial Development Authority, Refunding RB
5.50%, 07/01/52(b)	600	561,893
Series A, 5.13%, 07/01/37(b)	500	501,181
Series A, 5.38%, 07/01/50(b)	1,645	1,623,351
Series G, 5.00%, 07/01/47(b)	2,360	2,232,422
Series S, (Remove), 5.00%, 07/01/37	750	759,755
City of Mesa Arizona Utility System Revenue, RB, (AGM), 4.50%, 07/01/49	1,660	1,648,284
City of Phoenix Civic Improvement Corp., ARB
Series B, AMT, Junior Lien, 5.00%, 07/01/44	4,515	4,609,714
Junior Lien, 5.00%, 07/01/49	2,330	2,372,714
City of Phoenix Civic Improvement Corp., RB, Series B, (BHAC-CR FGIC), 5.50%, 07/01/41(c)	100	124,125
Industrial Development Authority of the City of Phoenix Arizona, RB
5.00%, 07/01/44	2,000	2,000,073
Series A, 5.00%, 07/01/46(b)	1,570	1,492,123
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	500	482,680
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/49(b)	1,150	1,054,129
Industrial Development Authority of the County of Pima, Refunding RB(b)
5.00%, 06/15/49	1,985	1,778,760
5.00%, 06/15/52	530	465,000
Maricopa County Industrial Development Authority, RB, 5.00%, 07/01/47	1,000	923,113
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/47(b)	1,000	917,507
5.00%, 07/01/54(b)	440	410,402
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB (continued)
Series A, 5.00%, 09/01/37	$1,525	$ 1,592,408
McAllister Academic Village LLC, Refunding RB, 5.00%, 07/01/39	500	502,629
Phoenix-Mesa Gateway Airport Authority, ARB, 5.00%, 07/01/38	3,600	3,602,745
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	55	55,102
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.25%, 01/01/53	4,560	4,795,671
Salt Verde Financial Corp., RB
5.50%, 12/01/29	2,000	2,165,337
5.00%, 12/01/32	155	170,254
5.00%, 12/01/37	1,500	1,645,791
Town of Queen Creek, COP, 5.50%, 10/01/65(d)	4,815	5,095,821
		48,378,803
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	1,550	1,575,146
California — 11.8%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.50%, 10/01/54	2,355	2,561,582
Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56	3,325	3,631,260
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,355	1,340,878
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	3,105	2,328,750
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	1,500	1,518,341
California Municipal Finance Authority, RB, S/F Housing, Series 2025-1, 3.54%, 02/20/41(a)	9,834	9,295,250
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	290	297,491
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(e)	5,000	4,315,875
Grossmont-Cuyamaca Community College District, GO, Series C, Election 2002, (AGM), 0.00%, 08/01/30(e)	10,030	8,951,548
Hartnell Community College District, GO
Series D, 7.00%, 08/01/34(c)	4,125	4,410,531
Series C, Election 2008, 0.00%, 07/01/38(e)	3,800	2,522,956
Sustainability Bonds, 4.00%, 07/01/53	5,515	5,207,802
Hartnell Community College District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/30(e)	5,000	4,493,080
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(c)	4,445	4,548,832
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/41	2,050	2,067,655
Poway Unified School District, Refunding GO, 0.00%, 08/01/36(e)	8,750	6,272,049
Rio Hondo Community College District, GO(e)
Series C, Election 2004, 0.00%, 08/01/37	4,005	2,761,723
Series C, Election 2004, 0.00%, 08/01/38	5,000	3,289,821
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(e)	3,005	2,628,479

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series D, AMT, 5.25%, 05/01/55	$5,850	$ 6,086,335
San Mateo County Community College District, GO, Series C, (NPFGC), 0.00%, 09/01/30(e)	12,740	11,384,697
State of California, GO, 5.50%, 04/01/28	5	5,014
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(e)	5,500	3,757,564
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	625	628,932
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/36(e)	15,000	10,851,810
		105,158,255
Colorado — 1.2%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	345	339,465
City & County of Denver CO Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,615	1,620,922
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/47	875	892,711
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	2,400	2,527,380
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,060	970,761
Series A, 5.00%, 05/15/52	4,010	4,098,491
		10,449,730
Connecticut — 0.5%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	705	652,471
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.50%, 07/01/55(d)	3,645	3,857,840
		4,510,311
Delaware — 0.7%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	6,585	6,586,829
District of Columbia — 1.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (Remove), 4.10%, 09/01/39	1,510	1,510,589
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	3,810	4,066,426
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/54	1,680	1,757,287
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	2,875	2,517,347
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	3,305	3,124,536
Series A, 2nd Lien, Sustainability Bonds, 5.25%, 07/15/59	2,565	2,675,081
		15,651,266
Florida — 8.7%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	825	703,728
Series A, 5.00%, 06/01/55	1,285	1,074,572
Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB(b) (continued)
Series A, 5.50%, 06/01/57	$460	$ 411,776
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.50%, 09/01/48	5,275	5,763,985
Series B, 5.50%, 09/01/48	4,615	5,042,804
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	—	—
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/42	5,100	5,159,631
County of Miami-Dade Florida Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/44	1,745	1,780,494
Series A, AMT, 5.50%, 10/01/55	3,770	3,942,722
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	1,315	1,380,316
Series A, AMT, 5.25%, 10/01/52	4,585	4,645,230
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(e)
Series A-2, 0.00%, 10/01/46	1,840	634,704
Series A-2, 0.00%, 10/01/47	2,970	957,201
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	660	709,365
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)(f)(g)	1,275	1,289,324
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/40(b)	710	693,725
AMT, (AGM), 5.00%, 07/01/44	9,390	9,289,803
AMT, (AGM), 5.25%, 07/01/47	2,200	2,167,627
Florida Housing Finance Corp., RB, S/F Housing, Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	3,525	3,535,489
Florida State Board of Governors, RB, Series A, (BAM), 4.25%, 10/01/53	3,070	2,867,188
Greater Orlando Aviation Authority, ARB
Series A, AMT, 4.00%, 10/01/52	3,340	2,897,425
Sub-Series A, AMT, 5.00%, 10/01/47	7,865	7,883,424
Lakewood Ranch Stewardship District, SAB
5.25%, 05/01/37	240	243,693
5.38%, 05/01/47	260	260,940
4.00%, 05/01/49	665	548,984
6.30%, 05/01/54	755	791,391
Lakewood Ranch Stewardship District, SAB, S/F Housing
4.00%, 05/01/40	365	355,319
4.00%, 05/01/50	600	497,660
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	6,605	6,706,051
Orange County Health Facilities Authority, RB,, 5.00%, 10/01/47	1,930	1,961,431
Seminole Improvement District, RB
5.00%, 10/01/32	255	266,364
5.30%, 10/01/37	290	305,467
Storey Creek Community Development District, SAB
4.00%, 12/15/39	415	399,457
4.13%, 12/15/49	350	296,731
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	$1,840	$ 1,868,111
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	770	772,269
		78,104,401
Georgia — 1.8%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	1,575	1,657,734
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	715	429,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	2,875	2,536,638
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series C, 4.60%, 12/01/54	2,065	2,015,851
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,480	7,940,968
Municipal Electric Authority of Georgia, RB, Class A, 5.50%, 07/01/63	1,275	1,311,845
		15,892,036
Hawaii — 0.1%
State of Hawaii Airports System Revenue, ARB, AMT, 5.25%, 08/01/26	525	526,088
Idaho — 0.5%
Idaho Health Facilities Authority, Refunding RB
(AGM-CR), 4.38%, 03/01/53	3,630	3,521,318
Series A, Class A, 4.38%, 03/01/53	1,480	1,394,214
		4,915,532
Illinois — 10.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	2,645	2,708,059
Series A, 5.00%, 12/01/40	1,080	1,078,650
Series A, 6.25%, 12/01/50	2,460	2,603,477
Series C, 5.25%, 12/01/35	330	330,004
Series D, 5.00%, 12/01/46	1,230	1,172,725
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/43	1,500	1,587,265
Series G, 5.00%, 12/01/34	290	291,972
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.75%, 01/01/48	1,010	1,074,560
Chicago O’Hare International Airport, ARB, Class A, AMT, Senior Lien, 4.63%, 01/01/53	3,220	3,076,739
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	8,230	8,232,460
Series A, AMT, Senior Lien, 5.25%, 01/01/48	2,215	2,278,832
Series A, AMT, Senior Lien, 4.38%, 01/01/53	2,780	2,557,186
Series A, AMT, Senior Lien, 5.00%, 01/01/53	2,585	2,549,176
Series B, Senior Lien, 5.50%, 01/01/59	4,510	4,777,878
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	2,575	2,582,406
City of Chicago Illinois Wastewater Transmission Revenue, RB
Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	3,710	3,850,504
Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	1,185	1,226,759
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/45	2,945	2,944,853
Series C, 4.00%, 02/15/27(h)	25	25,420
Series C, 4.00%, 02/15/41	5	4,948
Security	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	$1,950	$ 1,952,350
Metropolitan Pier & Exposition Authority, RB
5.00%, 06/15/57	2,195	2,141,101
Series A, (NPFGC), 0.00%, 12/15/26(e)	5,000	4,880,900
Series A, (NPFGC), 0.00%, 12/15/33(e)	9,950	7,678,374
Metropolitan Pier & Exposition Authority, RB, CAB(e)
(NPFGC), 0.00%, 06/15/30(i)	800	709,603
(BAM-TCRS), 0.00%, 12/15/56	2,965	638,966
Series A, (NPFGC), 0.00%, 06/15/30	14,205	12,431,850
Metropolitan Pier & Exposition Authority, Refunding RB(e)
Series B, (AGM), 0.00%, 06/15/44	8,075	3,578,908
Series B, (AGM), 0.00%, 06/15/47	3,000	1,089,715
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	3,200	3,593,668
State of Illinois, GO
5.50%, 05/01/39	2,785	2,993,752
Series B, 5.25%, 05/01/41	2,345	2,510,730
Series D, 5.00%, 11/01/27	440	458,291
Series F, 5.25%, 09/01/47	3,135	3,264,376
Series F, 5.25%, 09/01/48	2,440	2,532,024
		95,408,481
Indiana — 1.2%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	520	539,165
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	150	152,815
Indiana Finance Authority, Refunding RB
Class A, 5.50%, 10/01/50	2,460	2,618,883
Series C, 5.25%, 10/01/46	2,345	2,503,680
Series C, 5.25%, 10/01/47	815	866,987
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	3,695	3,861,946
		10,543,476
Iowa — 0.5%
Iowa Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.63%, 07/01/54	4,510	4,423,879
Kansas — 0.1%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	550	550,500
Kentucky — 2.0%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	555	522,138
County of Boyle Kentucky, Refunding RB
Series A, 4.25%, 06/01/46	740	686,673
Series A, 5.25%, 06/01/49	2,820	2,867,496
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	6,790	7,338,301
Series B, 5.00%, 01/01/55	6,045	6,512,677
		17,927,285
Louisiana — 2.6%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	4,965	4,929,749
AMT, 5.75%, 09/01/64	5,590	5,759,567
Louisiana Stadium & Exposition District, Refunding RB
Series A, 5.00%, 07/01/48	3,950	4,046,699

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB (continued)
Series A, 5.25%, 07/01/53	$4,690	$ 4,837,274
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	1,990	1,990,665
Port New Orleans Board of Commissioners, ARB, Series B, AMT, (AGM), 5.50%, 04/01/51	1,595	1,676,509
		23,240,463
Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Series B, (AGM), 4.75%, 07/01/53	3,000	2,989,854
Maine State Housing Authority, RB, S/F Housing, Series C, Sustainability Bonds, (HUD SECT 8), 4.75%, 11/15/49	3,365	3,379,687
		6,369,541
Maryland — 1.3%
Anne Arundel County Consolidated Special Taxing District, Refunding ST, 5.00%, 07/01/32	495	495,472
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	185	186,418
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.50%, 06/01/39(b)	650	601,240
City of Baltimore Maryland, TA(b)
Series B, 3.70%, 06/01/39	200	189,037
Series B, 3.88%, 06/01/46	300	259,317
County of Prince George’s Maryland, TA, 5.25%, 07/01/48(b)	300	296,793
Howard County Housing Commission, RB, M/F Housing, Series A, 5.00%, 06/01/44	550	550,254
Maryland Economic Development Corp., RB
5.00%, 07/01/56	390	378,803
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	4,715	4,676,922
Maryland Economic Development Corp., Refunding RB, 5.00%, 07/01/37	500	500,308
Maryland Health & Higher Educational Facilities Authority, Refunding RB
4.13%, 07/01/47	500	474,568
Series A, 5.25%, 08/15/54(d)	2,545	2,638,569
		11,247,701
Massachusetts — 1.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.25%, 07/01/29	730	805,158
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	200	181,680
Series A, (AMBAC), 5.75%, 01/01/42	650	770,795
Series A, 5.00%, 01/01/47	1,255	1,210,523
Massachusetts Development Finance Agency, Refunding RB
5.00%, 04/15/40	1,000	1,000,005
4.13%, 10/01/42(b)	550	520,194
5.00%, 07/01/47	7,685	7,701,353
Series P, 5.45%, 05/15/59	1,500	1,607,363
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series M, 5.50%, 02/15/27	1,000	1,034,301
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	$75	$ 73,769
Series A, AMT, 4.50%, 12/01/47	245	225,067
Massachusetts State College Building Authority, Refunding RB, Series B, (SAP), 5.50%, 05/01/39	825	1,018,512
		16,148,720
Michigan — 2.3%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	4,720	4,485,447
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(h)	60	62,007
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	3,740	3,839,505
Michigan Finance Authority, RB
4.00%, 02/15/50	2,805	2,453,596
Series A, 4.00%, 11/15/50	3,975	3,521,636
Sustainability Bonds, 5.50%, 02/28/57	1,530	1,585,542
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	1,120	1,124,977
AMT, 5.00%, 06/30/48	3,440	3,346,888
		20,419,598
Minnesota — 0.8%
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, Subordinate, 5.25%, 01/01/49	4,425	4,544,551
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	2,215	2,280,325
		6,824,876
Mississippi — 0.3%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	2,630	2,692,916
Missouri — 1.2%
Empire State Development Corp., Refunding RB, Series B, AMT, 5.00%, 03/01/39	2,505	2,590,142
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.25%, 04/01/55	7,145	6,615,903
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	1,445	1,449,980
		10,656,025
Nebraska — 2.0%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/37	4,260	4,767,033
Omaha Public Power District, RB
Series A, 4.25%, 02/01/47	4,760	4,603,409
Series A, 5.25%, 02/01/48	7,985	8,467,266
		17,837,708
Nevada — 0.7%
Las Vegas Convention & Visitors Authority, RB, Series B, 4.00%, 07/01/49	1,000	899,717
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/55	5,135	5,434,313
		6,334,030
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	1,350	1,348,602
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB (continued)
Series A, Sustainability Bonds, 5.50%, 06/01/55	$6,825	$ 7,040,720
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	2,045	2,153,880
Series 2025, Subordinate, 5.15%, 09/28/37	3,195	3,262,285
Class A-1, Sustainability Bonds, 4.22%, 11/20/42(a)	8,135	7,997,480
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,365	1,383,907
		23,186,874
New Jersey — 7.8%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	655	674,705
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	900	905,631
AMT, 5.13%, 01/01/34	1,620	1,623,279
AMT, 5.38%, 01/01/43	2,115	2,117,415
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(h)	5,360	5,513,548
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	2,135	1,838,135
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	2,210	2,214,461
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	4,635	4,716,011
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/29(e)	7,530	6,808,991
Series AA, 5.00%, 06/15/50	5,000	5,174,084
Series AA, 5.25%, 06/15/50	2,590	2,752,524
Series BB, 5.00%, 06/15/46	6,200	6,487,381
Series BB, 4.00%, 06/15/50	4,900	4,480,711
Series S, 4.13%, 06/15/39	1,210	1,219,584
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	3,965	4,210,055
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,220	3,317,354
Series A, 5.25%, 06/01/46	8,270	8,235,859
Sub-Series B, 5.00%, 06/01/46	7,350	7,133,957
		69,423,685
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	415	411,125
New York — 13.0%
City of New York, GO, Series G-1, 5.25%, 02/01/53	735	770,047
Empire State Development Corp., RB, Series A, 5.00%, 03/15/46	6,000	6,294,052
Metropolitan Transportation Authority, RB, Series D-2, Sustainability Bonds, 4.00%, 11/15/48	4,090	3,584,883
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	3,460	3,408,530
Series D, Sustainability Bonds, (HUD SECT 8), 5.00%, 05/01/56	4,645	4,657,798
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	5,600	5,880,058
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, RB (continued)
Series BB, 5.25%, 06/15/55	$995	$ 1,048,046
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/51	4,705	4,836,605
Series A-1, Subordinate, 5.25%, 05/01/52	3,025	3,174,480
Series F-1, Subordinate, 5.00%, 02/01/43	2,990	3,192,763
Series H-1, Subordinate, 5.50%, 11/01/51	1,455	1,557,249
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,081	1,061,359
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,485	5,438,069
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,185	1,571,025
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	2,185	1,948,331
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,650	1,785,479
AMT, 5.63%, 04/01/40	1,700	1,804,846
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,300	2,441,966
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	6,855	6,931,991
AMT, Sustainability Bonds, 5.50%, 06/30/60	19,380	19,619,267
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,485	4,530,196
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	5,600	5,692,975
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 266, Sustainability Bonds, (SONYMA), 4.65%, 10/01/50	5,385	5,368,298
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.25%, 05/15/58	11,585	10,606,629
Series A, 4.50%, 05/15/63	3,500	3,327,290
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 5.00%, 05/15/47	5,000	5,178,402
		115,710,634
North Carolina — 1.5%
North Carolina Housing Finance Agency, RB, S/F Housing
Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,955	1,947,757
Series 52-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 07/01/46	1,585	1,619,402
North Carolina Medical Care Commission, RB
5.13%, 10/01/56	1,050	1,053,033
5.25%, 11/01/56	1,845	1,852,721
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	6,510	7,173,997
		13,646,910
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	3,680	3,695,278

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	$7,280	$ 5,987,261
Columbus Regional Airport Authority, Refunding ARB, Series A, Class A, AMT, 5.50%, 01/01/55	2,690	2,812,206
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	2,645	2,794,953
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	4,440	4,445,302
Ohio Turnpike & Infrastructure Commission, RB, CAB, Series A-2, Junior Lien, 0.00%, 02/15/37(e)	10,000	6,972,143
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	1,055	936,808
		23,948,673
Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	560	559,482
Oklahoma Turnpike Authority, RB, Series A, (AGM), 4.25%, 01/01/55	1,360	1,339,927
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	450	457,339
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	1,795	2,083,877
		4,440,625
Oregon — 0.4%
Clackamas County School District No. 12 North Clackamas, GO, CAB(e)
Series A, (GTD), 0.00%, 06/15/27(h)	250	147,990
Series A, (GTD), 0.00%, 06/15/38	2,105	1,224,275
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/47	2,155	2,157,810
		3,530,075
Pennsylvania — 7.9%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	7,395	7,445,852
Allegheny County Hospital Development Authority, Refunding RB, Series A, (AGM-CR), 5.00%, 04/01/47	2,470	2,499,245
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/47	4,125	4,172,402
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 5.00%, 05/01/57	3,500	3,456,964
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	6,910	6,917,235
AMT, 5.50%, 06/30/40	1,000	1,086,571
AMT, 5.50%, 06/30/41	3,290	3,560,065
AMT, 5.75%, 06/30/48	2,855	2,994,714
AMT, 5.25%, 06/30/53	4,695	4,742,462
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,000	1,000,446
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	1,855	1,656,787
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 4.38%, 11/01/54	2,500	2,253,919
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	7,985	8,018,966
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	$1,500	$ 1,511,937
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	1,325	1,332,430
Series C, 5.25%, 12/01/54	1,575	1,653,266
Series A, Subordinate, 5.00%, 12/01/44	4,700	4,864,694
Series B, Subordinate, 4.00%, 12/01/51	665	596,624
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	8,015	8,469,311
Series B, Sustainability Bonds, (SAW), 5.00%, 09/01/48	2,070	2,123,074
		70,356,964
Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,149	1,108,243
Series A-1, Restructured, 5.00%, 07/01/58	14,173	13,871,876
Series A-2, Restructured, 4.54%, 07/01/53	500	460,767
Series A-2, Restructured, 4.78%, 07/01/58	1,528	1,457,591
Series A-2, Restructured, 4.33%, 07/01/40	2,472	2,457,027
Series B-1, Restructured, 4.75%, 07/01/53	962	927,876
Series B-2, Restructured, 4.78%, 07/01/58	1,335	1,273,484
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	9,999	3,464,469
		25,021,333
Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	6,955	7,099,405
South Carolina — 4.1%
Charleston County Airport District, ARB, Series A, AMT, 5.25%, 07/01/54	1,575	1,617,482
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	485	464,167
4.38%, 11/01/49	715	623,947
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	6,040	6,496,494
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	2,290	1,910,155
7.50%, 08/15/62(b)	1,455	1,299,673
Series A, 5.50%, 11/01/50	2,790	2,969,325
Series A, 4.50%, 11/01/54	4,435	4,312,335
Series A, 5.50%, 11/01/54	3,680	3,872,519
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 4.25%, 05/01/48	1,615	1,483,481
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	1,950	1,704,677
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	1,270	1,319,432
South Carolina State Housing Finance & Development Authority, RB, S/F Housing
Series B, 4.60%, 07/01/49	2,195	2,179,903
Series B, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	6,080	6,121,042
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A, 4.95%, 07/01/53	275	274,671
		36,649,303
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee — 3.9%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	$615	$ 643,614
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,655	3,692,042
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB, 5.25%, 05/01/48	745	767,566
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	3,070	2,883,566
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	2,305	2,436,954
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	3,805	4,070,807
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	15,950	17,121,528
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	3,265	3,516,711
		35,132,788
Texas — 12.2%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	1,860	1,694,401
Arlington Higher Education Finance Corp., RB(b)(f)(g)
7.50%, 04/01/62	1,545	772,500
7.88%, 11/01/62	1,335	801,000
Celina Independent School District, GO, (PSF), 5.00%, 02/15/47	4,530	4,722,444
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	3,300	3,406,577
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	2,370	2,468,486
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	2,270	2,087,613
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	2,495	2,626,369
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	395	418,979
Series A, AMT, 1st Lien, 5.50%, 08/01/44	395	415,986
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	370	351,353
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	300	328,282
Series B, AMT, 5.50%, 07/15/37	935	1,018,706
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	2,955	3,050,544
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	740	752,486
Sub-Series A, AMT, 4.00%, 07/01/46	2,780	2,492,603
Sub-Series A, AMT, 4.00%, 07/01/48	10,025	8,784,137
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	3,670	3,410,839
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	5,405	5,044,747
Series A, 1st Lien, 4.00%, 08/15/54	3,855	3,513,515
Dallas Fort Worth International Airport, Refunding ARB, Series A-1, AMT, 5.50%, 11/01/50	1,335	1,409,957
Security	Par (000)	Value
Texas (continued)
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	$2,440	$ 2,532,207
Dickinson Independent School District, GO, (PSF), 4.13%, 02/15/48	1,285	1,233,437
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	650	584,231
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	1,415	1,321,700
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	1,120	1,007,816
Longview Independent School District, GO, (PSF), 4.00%, 02/15/49	1,580	1,476,425
Mansfield Independent School District, GO, (PSF), 5.00%, 02/15/50	4,500	4,685,364
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(e)(h)	5,000	3,071,727
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,210	1,028,548
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	3,175	2,876,131
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	2,565	2,702,990
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	2,480	2,543,611
1st Lien, 5.00%, 10/01/53	1,840	1,896,771
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,705	1,602,559
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	410	407,152
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	980	912,372
Tarrant Regional Water District, RB, 4.25%, 09/01/55	4,585	4,252,996
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	690	610,758
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	5,395	5,875,591
Texas State University System, Refunding RB, 4.00%, 03/15/49	4,455	4,013,810
Texas Transportation Commission State Highway 249 System, RB, CAB(e)
0.00%, 08/01/35	310	211,824
0.00%, 08/01/36	170	110,026
0.00%, 08/01/37	225	137,565
0.00%, 08/01/38	810	467,456
0.00%, 08/01/41	1,950	942,144
0.00%, 08/01/44	695	283,122
0.00%, 08/01/45	1,775	677,533
Texas Water Development Board, RB
4.75%, 10/15/55	5,635	5,649,364
Series A, 4.38%, 10/15/59	6,635	6,232,728
		108,919,482
Utah — 3.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	530	532,971
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	2,910	2,958,498
Series A, AMT, 5.00%, 07/01/47	11,685	11,706,978
Series A, AMT, 5.00%, 07/01/51	5,330	5,369,941

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	$2,380	$ 2,542,264
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	845	902,611
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	935	815,707
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	2,375	2,362,741
		27,191,711
Virginia — 0.9%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	900	823,651
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	4,420	3,700,495
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/50	3,750	3,657,268
		8,181,414
Washington — 0.8%
Port of Seattle Washington, ARB,, AMT, Intermediate Lien, 5.00%, 10/01/50	680	695,214
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,165	1,214,748
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	705	745,618
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 4.08%, 11/20/41(a)	4,293	4,165,269
		6,820,849
Wisconsin — 1.3%
Public Finance Authority, RB
Series A, 5.00%, 07/01/40(b)	450	444,169
Series A-1, 4.50%, 01/01/35(b)	515	511,807
AMT, 5.75%, 06/30/60	3,545	3,671,228
AMT, 6.50%, 06/30/60	2,450	2,704,754
AMT, 6.50%, 12/31/65	2,825	3,118,748
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	825	760,791
		11,211,497
Total Municipal Bonds — 135.1% (Cost: $1,167,065,135)		1,206,173,397
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 1.1%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53(a)	9,335	9,841,539
Connecticut — 1.7%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series F-1, Sustainability Bonds, 4.75%, 11/15/49	15,000	15,058,214
Florida — 7.6%
City of Tampa Florida Water & Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.25%, 10/01/57	7,850	8,232,030
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, 5.25%, 10/01/31	6,300	6,950,058
Security	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, ARB, AMT, Subordinate, 5.25%, 10/01/51	$12,077	$ 12,509,067
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	13,256	14,032,834
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(k)	24,765	26,166,434
		67,890,423
Georgia — 1.2%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)(k)	10,159	10,882,110
Idaho — 0.8%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48(k)	6,825	7,254,282
Illinois — 0.8%
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	7,123	7,177,535
Indiana — 1.2%
Indiana Finance Authority, RB, Series A, 5.00%, 10/01/53	10,290	10,483,090
Massachusetts — 1.0%
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	9,084	9,155,985
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,748	2,481,646
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(k)	5,660	4,853,005
New York — 8.2%
City of New York, GO, Series E, 5.25%, 08/01/50	10,750	11,278,386
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series H, Subordinate, 5.25%, 11/01/48	9,620	10,200,373
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/47	6,600	6,063,811
Series A, 5.00%, 03/15/55	12,500	12,890,203
Port Authority of New York & New Jersey, Refunding ARB, Series 200, 5.25%, 10/15/57	5,090	5,156,818
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	7,270	7,415,821
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 05/15/47	6,120	6,338,364
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	8,476	8,876,572
Series C, 4.13%, 05/15/52	5,520	5,063,896
		73,284,244
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	7,450	7,849,060
Texas — 5.3%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	9,575	10,044,069
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	5,890	6,327,488
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	$10,000	$ 10,459,685
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	9,242	9,449,312
Texas Water Development Board, RB, Series A, 4.38%, 10/15/59	11,885	11,164,423
		47,444,977
Washington — 1.1%
Port of Seattle Washington, ARB, series B, AMT, Intermediate Lien, 5.50%, 10/01/50	9,414	9,986,343
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.8% (Cost: $279,687,381)		283,642,453

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(l)	25,860	51,720
Total Warrants — 0.0% (Cost: $ — )		51,720
Total Long-Term Investments — 166.9% (Cost: $1,446,752,516)		1,489,867,570
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(m)(n)	29,677,476	29,680,444
Total Short-Term Securities — 3.3% (Cost: $29,680,103)		29,680,444
Total Investments — 170.2% (Cost: $1,476,432,619)		1,519,548,014
Other Assets Less Liabilities — 0.3%		2,175,823
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.1)%		(179,492,099)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.4)%		(449,503,430)
Net Assets Applicable to Common Shares — 100.0%		$ 892,728,308

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 1, 2029 to June 1, 2046, is $32,818,659. See
Note 4 of the Notes to Financial Statements for details.

(l)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 26,665,508	$ 3,014,936 (a)	$ —	$ —	$ —	$ 29,680,444	29,677,476	$ 191,284	$ —

(a)	Represents net amount purchased (sold).

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund, Inc. (MQY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,206,173,397	$ —	$ 1,206,173,397
Municipal Bonds Transferred to Tender Option Bond Trusts	—	283,642,453	—	283,642,453
Warrants	—	—	51,720	51,720
Short-Term Securities
Money Market Funds	29,680,444	—	—	29,680,444
	$29,680,444	$1,489,815,850	$51,720	$1,519,548,014
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(178,308,870)	$—	$(178,308,870)
VRDP Shares at Liquidation Value	—	(450,300,000)	—	(450,300,000)
	$—	$(628,608,870)	$—	$(628,608,870)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.5%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/56	$3,540	$ 3,681,407
Series D, 5.00%, 03/01/55	15,340	16,567,217
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	6,955	7,225,626
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	3,960	4,372,478
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	6,575	7,038,475
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	2,620	2,727,566
Series B, 5.00%, 01/01/54	9,000	9,536,186
		51,148,955
Arizona — 2.6%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	810	754,293
5.00%, 07/01/54	945	812,102
Series A, 5.00%, 07/01/49	1,675	1,519,222
Series A, 5.00%, 07/01/54	1,290	1,145,230
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	2,060	2,097,764
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(b)	1,620	1,421,321
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	855	797,485
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 01/01/47	5,000	5,248,860
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	2,500	2,464,365
Town of Queen Creek, COP, 5.50%, 10/01/65(c)	4,260	4,508,452
		20,769,094
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	1,430	1,453,199
California — 12.8%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 07/01/53	2,900	3,067,054
Sustainability Bonds, 5.50%, 10/01/54	4,935	5,367,902
Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56	2,130	2,326,191
Series G, Sustainability Bonds, 5.00%, 11/01/55	6,125	6,451,334
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,250	1,236,972
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	2,815	2,111,250
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	1,300	1,315,895
California State University, Refunding RB, Series A, 4.63%, 11/01/56	7,040	7,158,259
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	1,630	1,761,646
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,485	3,691,198
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	255	261,587
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(d)	5,110	4,410,824
Security	Par (000)	Value
California (continued)
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(d)	$5,000	$ 3,910,369
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(e)	3,975	4,067,853
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(d)	7,620	4,682,552
Poway Unified School District, Refunding GO(d)
0.00%, 08/01/35	7,820	5,873,443
0.00%, 08/01/36	10,000	7,168,056
Rio Hondo Community College District, GO(d)
Series C, Election 2004, 0.00%, 08/01/37	8,000	5,516,550
Series C, Election 2004, 0.00%, 08/01/38	12,940	8,514,055
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(d)	3,485	3,048,336
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	14,555,442
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,028
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(d)	6,545	4,471,501
		100,978,297
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/37	5,000	5,710,094
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,667,412
5.25%, 11/01/52	2,750	2,813,200
Denver Convention Center Hotel Authority, Refunding RB, Series A, 5.00%, 12/01/40	1,605	1,612,355
		12,803,061
Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 05/15/54	2,395	2,617,226
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.50%, 07/01/55(c)	3,230	3,418,607
		6,035,833
District of Columbia — 0.9%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/49	1,430	1,483,348
Series A, AMT, 5.50%, 10/01/55	3,680	3,922,457
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,890	1,794,037
		7,199,842
Florida — 11.5%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,640	1,398,925
Series A, 5.00%, 06/01/55	1,475	1,233,458
Series A, 5.50%, 06/01/57	500	447,583
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	4,315	4,714,994
City of Lakeland Florida Department of Electric Utilities, Refunding RB, 4.25%, 10/01/48	5,000	4,856,701
City of Tampa Florida, RB, CAB, Series A, 0.00%, 09/01/40(d)	2,290	1,267,147

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	$2,850	$ 2,654,391
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	2,950	3,056,876
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	10,825	11,320,945
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	6,430	6,528,801
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.25%, 10/01/52	5,980	6,058,555
Series B-2, AMT, Subordinate, 4.00%, 10/01/50	3,500	3,097,528
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	7,645	7,783,258
(AGM), 5.75%, 09/01/54	1,400	1,504,714
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	13,925	14,144,184
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)(f)(g)	1,500	1,516,852
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/34	5,060	5,386,485
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	715	756,897
Series C, 4.13%, 11/15/51	2,950	2,679,296
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	514,545
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	705	738,981
Miami-Dade County FL Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/55	3,740	3,847,192
Parker Road Community Development District, Refunding SAB, 3.88%, 05/01/40	900	813,917
Seminole Improvement District, RB
5.00%, 10/01/32	230	240,250
5.30%, 10/01/37	260	273,867
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	792,581
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,625	1,649,827
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	710	712,092
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	640	636,663
4.13%, 05/01/38	630	620,594
		91,248,099
Georgia — 1.7%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	630	378,000
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	4,195	4,453,524
Series B, 5.00%, 07/01/53	2,915	3,086,499
Series C, 5.00%, 09/01/53	2,445	2,598,973
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	3,000	3,213,532
		13,730,528
Security	Par (000)	Value
Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB
AMT, 5.00%, 08/01/27	$2,000	$ 2,002,040
AMT, 5.00%, 08/01/28	1,775	1,776,885
		3,778,925
Idaho — 1.1%
Idaho Health Facilities Authority, Refunding RB, Series A, Class A, 4.38%, 03/01/53	960	904,355
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	6,955	7,392,459
		8,296,814
Illinois — 10.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	1,000	998,750
Series A, 5.75%, 12/01/50	3,000	3,028,051
Series A, 6.25%, 12/01/50	305	322,789
Chicago Board of Education, Refunding GO
Series B, 5.00%, 12/01/36	1,300	1,316,629
Series B, 6.00%, 12/01/43	1,410	1,492,029
Chicago O’Hare International Airport, ARB, Series E, AMT, Senior Lien, 5.50%, 01/01/60	8,405	8,724,990
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	4,250	4,251,270
Series B, Senior Lien, 5.50%, 01/01/59	3,990	4,226,992
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, (AGM-CR), 5.00%, 12/01/46	4,565	4,583,400
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	2,395	2,619,195
Metropolitan Pier & Exposition Authority, RB(d)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	15,433,918
Series A, (NPFGC), 0.00%, 12/15/34	41,880	31,034,119
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	9,430	4,179,455
State of Illinois, GO
Series B, 5.25%, 05/01/43	1,640	1,734,095
Series E, 5.00%, 09/01/43	2,480	2,612,483
		86,558,165
Indiana — 1.6%
Avon Community School Building Corp., RB, (ST INTERCEPT), 5.50%, 01/15/43	1,500	1,653,135
Indiana Finance Authority, RB, Series A, 1st Lien, Sustainability Bonds, 4.00%, 10/01/51	2,025	1,845,481
Indiana Finance Authority, Refunding RB
Class A, 5.50%, 10/01/50	2,180	2,320,799
Series C, 5.25%, 10/01/46	2,110	2,252,778
Series C, 5.25%, 10/01/47	730	776,565
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	3,315	3,464,777
		12,313,535
Kansas — 0.9%
Kansas Development Finance Authority, RB, Series A, 4.13%, 05/01/41	6,985	7,088,233
Kentucky — 3.6%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	446,875
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	11,055	11,947,705
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Energy Authority, Refunding RB(a) (continued)
Series B, 5.00%, 01/01/55	$6,320	$ 6,808,952
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.60%, 07/01/39(e)	8,225	9,480,569
		28,684,101
Louisiana — 1.5%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	3,385	3,360,966
AMT, 5.75%, 09/01/64	1,580	1,627,928
AMT, 5.00%, 09/01/66	5,000	4,707,442
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	2,020	2,113,502
		11,809,838
Maryland — 0.7%
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	4,165	4,131,364
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.25%, 07/01/50	1,500	1,546,126
		5,677,490
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	5,000	5,200,561
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	3,770	3,636,393
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	350	344,254
		9,181,208
Michigan — 4.1%
Great Lakes Water Authority Water Supply System Revenue, RB, Series D, 2nd Lien, 5.50%, 07/01/55	11,740	12,509,255
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	2,815	2,917,189
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	8,587,806
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53	3,760	3,997,953
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	4,905	4,772,235
		32,784,438
Minnesota — 0.3%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	2,445	2,625,735
Missouri — 1.4%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 04/01/45	4,840	4,552,419
Series A, 4.25%, 04/01/55	2,435	2,254,685
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/54	4,560	4,509,152
		11,316,256
Security	Par (000)	Value
Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/49	$5,835	$ 5,860,439
Nevada — 0.4%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	360	346,909
4.00%, 06/01/44	960	856,339
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,593,427
		2,796,675
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	1,192	1,189,943
Series A, Sustainability Bonds, 5.50%, 06/01/55	6,995	7,216,094
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,825	1,922,166
Series 2025, Subordinate, 5.15%, 09/28/37	2,830	2,889,598
Class A-1, Sustainability Bonds, 4.22%, 11/20/42(a)	7,214	7,092,013
		20,309,814
New Jersey — 6.4%
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,930	1,933,906
AMT, 5.38%, 01/01/43	4,920	4,925,617
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,819,226
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	4,105	4,176,748
New Jersey Transportation Trust Fund Authority, RB, Series BB, 5.00%, 06/15/46	5,825	6,094,999
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	10,000	7,241,499
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	10,945	11,217,569
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	3,560	3,780,024
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,310	3,257,451
Sub-Series B, 5.00%, 06/01/46	6,195	6,012,907
		50,459,946
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	421,032
New York — 10.0%
City of New York, GO, Series G-1, 5.25%, 02/01/53	660	691,471
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.25%, 11/15/57	3,050	3,063,117
New York City Housing Development Corp., RB, M/F Housing, Series D, Sustainability Bonds, (HUD SECT 8), 5.00%, 05/01/56	4,115	4,126,338
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	1,700	1,790,632
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/47	4,650	4,419,507

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C-1, Subordinate, 4.00%, 02/01/43	$20	$ 19,652
New York Liberty Development Corp., Refunding RB, Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,430	5,398,110
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,555	1,650,903
Series A, AMT, 5.25%, 01/01/50	2,360	2,360,086
AMT, Sustainability Bonds, 6.00%, 06/30/55	1,745	1,849,385
AMT, Sustainability Bonds, 6.00%, 06/30/59	2,685	2,834,270
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	3,360	3,610,779
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,170	2,303,942
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	6,800	6,876,374
AMT, Sustainability Bonds, 5.50%, 06/30/60	3,950	3,998,767
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	5,205	5,288,041
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,663,703
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	10,090	9,369,067
Series A, 5.25%, 05/15/52	1,325	1,378,004
Triborough Bridge & Tunnel Authority, RB
Class A, 5.25%, 12/01/48	5,125	5,435,645
Series A-1, 4.00%, 11/15/54	3,765	3,370,848
Series D-2, Senior Lien, Sustainability Bonds, 5.50%, 05/15/52	6,500	6,885,059
		79,383,700
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	1,625	1,631,800
North Dakota — 1.2%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	3,030	3,040,414
Series C, Sustainability Bonds, 4.75%, 07/01/49	6,245	6,270,927
		9,311,341
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,615	5,440,347
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	4,500	4,533,823
		9,974,170
Oklahoma — 0.7%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.25%, 01/01/56	3,760	3,980,210
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	1,600	1,857,495
		5,837,705
Oregon — 0.7%
Clackamas County School District No. 12 North Clackamas, GO, CAB(d)
Series A, (GTD), 0.00%, 06/15/27(h)	300	177,587
Security	Par (000)	Value
Oregon (continued)
Clackamas County School District No. 12 North Clackamas, GO, CAB(d) (continued)
Series A, (GTD), 0.00%, 06/15/38	$2,500	$ 1,454,009
Port of Portland Oregon Airport Revenue, Refunding ARB, series 29, AMT, Sustainability Bonds, 5.50%, 07/01/53	3,495	3,662,633
		5,294,229
Pennsylvania — 8.8%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	785	821,331
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/47	3,650	3,691,944
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	2,940	2,944,535
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	456,013
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	9,630	9,640,083
AMT, 5.75%, 06/30/48	1,645	1,725,501
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B-1, (AGM), 5.00%, 11/01/51	1,675	1,696,229
Series B2, 4.38%, 11/01/54	4,875	4,395,142
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	8,765	9,554,114
Series 148A, Sustainability Bonds, 4.75%, 10/01/50	10,000	9,930,979
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	4,740	4,766,578
Series C, 5.25%, 12/01/54	8,000	8,397,539
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/44	1,500	1,612,630
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,330	2,395,623
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	4,315	3,969,886
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	3,500	3,678,004
		69,676,131
Puerto Rico — 1.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,079	3,013,583
Series A-2, Restructured, 4.78%, 07/01/58	214	204,139
Series A-2, Restructured, 4.33%, 07/01/40	573	569,530
Series B-1, Restructured, 4.75%, 07/01/53	937	903,763
Series B-1, Restructured, 5.00%, 07/01/58	6,927	6,684,483
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,202,894
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	7,315	2,534,512
		15,112,904
Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	6,170	6,298,106
South Carolina — 3.7%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	7,215	7,791,496
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	$1,290	$ 1,152,287
Series A, 5.50%, 11/01/49	6,655	7,092,082
Series A, 5.50%, 11/01/50	525	558,744
South Carolina Public Service Authority, Refunding RB
Series A, 5.25%, 12/01/50	6,455	6,750,217
Series A, (AGM), 5.00%, 12/01/55	3,465	3,575,066
Series B, 5.00%, 12/01/51	2,110	2,129,884
		29,049,776
South Dakota — 0.4%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.70%, 05/01/50	3,410	3,419,776
Tennessee — 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/54	2,410	2,215,195
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	2,075	2,193,787
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.50%, 07/01/42	2,000	2,182,227
		6,591,209
Texas — 11.0%
Arlington Higher Education Finance Corp., RB(b)(f)(g)
7.50%, 04/01/62	1,420	710,000
7.88%, 11/01/62	1,195	717,000
Celina Independent School District, GO, (PSF), 4.00%, 02/15/53	4,990	4,566,768
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	2,125	2,213,305
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	7,095	6,524,940
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	3,410	3,589,547
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	635	602,997
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	300	328,282
Series B, AMT, 5.50%, 07/15/37	1,035	1,127,658
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	7,155	7,505,516
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	701,642
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	4,715	5,024,648
Series A, 4.13%, 03/01/51	2,000	1,851,546
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	695	761,510
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,665	1,574,203
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	5,330	4,953,616
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	6,600	6,164,818
Hurst-Euless-Bedford Independent School District, GO, (PSF), 4.00%, 08/15/50	6,475	6,003,110
Security	Par (000)	Value
Texas (continued)
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(h)	$5,810	$ 3,569,347
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	4,915	5,337,314
Series A, 5.00%, 08/15/50(b)	1,385	1,177,305
Northwest Independent School District, GO
(PSF), 5.00%, 02/15/49	7,635	7,919,534
(PSF), 5.25%, 02/15/55	2,280	2,402,658
Tarrant Regional Water District, RB, 4.25%, 09/01/55	2,230	2,068,524
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	725,828
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	3,335	3,658,613
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	2,540	2,393,623
Ysleta Independent School District, GO, (PSF), 4.25%, 08/15/56	3,250	3,060,064
		87,233,916
Utah — 3.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	480	482,691
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	6,100	6,201,663
Series A, AMT, 5.00%, 07/01/48	3,140	3,154,929
Series A, AMT, 5.25%, 07/01/48	5,780	5,845,295
Series A, AMT, 5.50%, 07/01/55	4,685	4,914,514
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	2,135	2,280,560
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	760	811,815
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	190	187,914
		23,879,381
Virginia — 0.6%
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	2,180	2,256,700
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,536,765
		4,793,465
Washington — 0.8%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,437,568
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,040	1,084,411
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	630	666,297
		6,188,276
Wisconsin — 2.4%
Public Finance Authority, RB
Class A, 4.25%, 06/15/31(b)	270	261,207
Class A, 5.00%, 06/15/41(b)	895	817,451
Class A, 5.00%, 06/15/51(b)	590	486,298
AMT, 6.50%, 06/30/60	945	1,043,263
AMT, 5.75%, 12/31/65	3,850	3,981,313
AMT, 6.50%, 12/31/65	2,505	2,765,473
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	845	779,234

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, Class A, 5.50%, 02/15/54	$4,675	$ 4,888,879
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,000	2,626,705
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	1,080	1,110,675
		18,760,498
Total Municipal Bonds — 124.9% (Cost: $947,677,933)		987,765,935
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.5%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	11,797,079
California — 1.3%
Los Angeles Unified School District, GO, Series QRR, Sustainability Bonds, 5.25%, 07/01/47	9,750	10,481,559
District of Columbia — 1.8%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	13,660	14,582,392
Florida — 3.8%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,373,788
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,512,603
Greater Orlando Aviation Authority, ARB, AMT, Subordinate, 5.25%, 10/01/51	5,138	5,322,567
		30,208,958
Illinois — 6.3%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Second Lien, (BAM), 5.00%, 12/01/46	10,000	10,367,897
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	20,432,716
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	8,000	8,243,550
Series A, 5.00%, 01/01/46	10,470	10,923,875
		49,968,038
Massachusetts — 1.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/53	10,010	10,359,528
New Jersey — 1.6%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	6,342	6,718,724
New Jersey Turnpike Authority, RB, Series B, 5.25%, 01/01/49	5,255	5,591,387
		12,310,111
New York — 11.9%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,506,205
5.00%, 03/15/43	10,000	10,670,747
Security	Par (000)	Value
New York (continued)
Empire State Development Corp., Refunding RB (continued)
5.00%, 03/15/44	$8,280	$ 8,751,759
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C-1, Subordinate, 5.00%, 05/01/50	8,414	8,649,854
Series D-1, 5.25%, 11/01/43	12,040	13,066,846
Series D-1, 5.50%, 11/01/45	5,900	6,393,957
Series H-1, Subordinate, 5.00%, 11/01/50	5,000	5,146,127
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	10,178,753
Triborough Bridge & Tunnel Authority, RB
Series A, 5.50%, 11/15/57	11,382	12,071,630
Series D-2, Senior Lien, Sustainability Bonds, 5.25%, 05/15/47	9,810	10,338,629
		93,774,507
Ohio — 4.6%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/55(j)	20,000	20,908,590
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,167,511
		36,076,101
Pennsylvania — 1.7%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	13,550	13,607,638
Texas — 3.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/49	10,330	10,967,305
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	9,480	9,840,791
North Texas Municipal Water District, RB, 5.00%, 06/01/50(j)	8,037	8,333,492
		29,141,588
Washington — 4.9%
City of Everett Washington Water & Sewer Revenue, 5.00%, 12/01/50	10,370	10,783,867
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	15,500	15,661,322
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	11,970	12,427,357
		38,872,546
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.4% (Cost: $343,786,663)		351,180,045

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(g)(k)	23,428	$ 46,856
Total Warrants — 0.0% (Cost: $ — )		46,856
Total Long-Term Investments — 169.3% (Cost: $1,291,464,596)		1,338,992,836
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(l)(m)	7,183,635	7,184,354
Total Short-Term Securities — 0.9% (Cost: $7,183,915)		7,184,354
Total Investments — 170.2% (Cost: $1,298,648,511)		1,346,177,190
Other Assets Less Liabilities — 0.0%		425,970
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.2)%		(199,441,868)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.0)%		(356,196,985)
Net Assets Applicable to Common Shares — 100.0%		$ 790,964,307

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See
Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 1, 2032 to January 1, 2033, is $21,798,515. See
Note 4 of the Notes to Financial Statements for details.

(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 8,057,737	$ —	$ (873,383)(a)	$ —	$ —	$ 7,184,354	7,183,635	$ 127,655	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 987,765,935	$ —	$ 987,765,935
Municipal Bonds Transferred to Tender Option Bond Trusts	—	351,180,045	—	351,180,045
Warrants	—	—	46,856	46,856
Short-Term Securities
Money Market Funds	7,184,354	—	—	7,184,354
	$7,184,354	$1,338,945,980	$46,856	$1,346,177,190

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniYield Quality Fund III, Inc. (MYI)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(198,497,711)	$—	$(198,497,711)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)
	$—	$(554,897,711)	$—	$(554,897,711)
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	BTA	MUA	MYD	MQY
ASSETS
Investments, at value — unaffiliated(a)	$ 213,270,537	$ 617,315,036	$ 881,031,310	$ 1,489,867,570
Investments, at value — affiliated(b)	3,019,282	8,081,076	20,488,152	29,680,444
Receivables:
Investments sold	83,721	1,018,922	30,075	4,388,259
Dividends — affiliated	2,427	8,945	10,966	25,257
Interest — unaffiliated	2,350,161	6,537,331	9,481,697	14,962,409
Prepaid expenses	5	85,023	432	737,357
Total assets	218,726,133	633,046,333	911,042,632	1,539,661,296
ACCRUED LIABILITIES
Bank overdraft	116,519	268,301	385,434	687,169
Payables:
Investments purchased	632,276	2,316,556	6,748,861	11,532,832
Accounting services fees	12,014	41,123	49,663	71,136
Custodian fees	1,345	3,197	3,746	6,493
Income dividend distributions — Common Shares	665,275	2,135,544	2,492,476	4,166,350
Interest expense and fees	26,303	101,860	854,082	1,183,229
Investment advisory fees	113,877	292,529	381,081	644,215
Directors’ and Officer’s fees	27,651	2,368	361,914	333,368
Other accrued expenses	55,957	86,879	183,022	332,510
Professional fees	8,919	42,387	24,396	30,882
Reorganization costs	179,916	—	72,573	127,198
Transfer agent fees	23,577	12,595	21,301	5,306
Total accrued liabilities	1,863,629	5,303,339	11,578,549	19,120,688
OTHER LIABILITIES
TOB Trust Certificates	6,990,013	18,552,437	125,395,033	178,308,870
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	76,000,000	174,948,229	251,400,000	449,503,430
Total other liabilities	82,990,013	193,500,666	376,795,033	627,812,300
Total liabilities	84,853,642	198,804,005	388,373,582	646,932,988
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 133,872,491	$ 434,242,328	$ 522,669,050	$ 892,728,308
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 152,960,222	$ 505,245,475	$ 599,278,092	$ 1,003,471,942
Accumulated loss	(19,087,731)	(71,003,147)	(76,609,042)	(110,743,634)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 133,872,491	$ 434,242,328	$ 522,669,050	$ 892,728,308
Net asset value per Common Share	$ 9.96	$ 11.29	$ 11.43	$ 12.43
(a) Investments, at cost—unaffiliated	$217,524,550	$636,929,915	$858,667,374	$1,446,752,516
(b) Investments, at cost—affiliated	$3,019,279	$8,081,076	$20,487,979	$29,680,103
(c) Preferred Shares outstanding	760	1,750	2,514	4,503
(d) Preferred Shares authorized	Unlimited	1,750	2,514	16,755
(e) Par value per Preferred Share	$0.001	$0.10	$0.10	$0.10
(f) Common Shares outstanding	13,439,892	38,478,279	45,733,511	71,833,617
(g) Common Shares authorized	Unlimited	199,998,250	199,997,486	199,983,245
(h) Par value per Common Share	$0.001	$0.10	$0.10	$0.10
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2026

MYI
ASSETS
Investments, at value — unaffiliated(a)	$ 1,338,992,836
Investments, at value — affiliated(b)	7,184,354
Receivables:
Investments sold	136,647
Dividends — affiliated	10,276
Interest — unaffiliated	13,585,783
Prepaid expenses	310,314
Total assets	1,360,220,210
ACCRUED LIABILITIES
Bank overdraft	785,545
Payables:
Investments purchased	7,875,666
Accounting services fees	66,381
Custodian fees	5,364
Income dividend distributions — Common Shares	3,688,932
Interest expense and fees	944,157
Investment advisory fees	570,546
Directors’ and Officer’s fees	489,528
Other accrued expenses	5,681
Professional fees	30,427
Reorganization costs	97,617
Transfer agent fees	1,363
Total accrued liabilities	14,561,207
OTHER LIABILITIES
TOB Trust Certificates	198,497,711
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	356,196,985
Total other liabilities	554,694,696
Total liabilities	569,255,903
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 790,964,307
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 847,103,650
Accumulated loss	(56,139,343)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 790,964,307
Net asset value per Common Share	$ 11.90
(a) Investments, at cost—unaffiliated	$1,291,464,596
(b) Investments, at cost—affiliated	$7,183,915
(c) Preferred Shares outstanding	3,564
(d) Preferred Shares authorized	26,364
(e) Par value per Preferred Share	$0.10
(f) Common Shares outstanding	66,467,251
(g) Common Shares authorized	199,973,636
(h) Par value per Common Share	$0.10
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	BTA	MUA	MYD	MQY
INVESTMENT INCOME
Dividends — affiliated	$24,157	$57,795	$115,804	$191,284
Interest — unaffiliated	5,679,360	16,597,473	21,170,899	35,437,170
Total investment income	5,703,517	16,655,268	21,286,703	35,628,454
EXPENSES
Investment advisory	671,948	1,730,899	2,233,976	3,788,635
Liquidity fees	273,148	646,929	903,544	1,791,786
Remarketing fees on Preferred Shares	38,312	88,219	126,733	170,264
Transfer agent	25,616	30,068	48,107	52,383
Professional	14,807	25,681	36,744	49,737
Accounting services	14,430	48,044	58,952	84,626
Directors and Officer	4,837	13,224	59,063	43,917
Registration	3,695	7,009	6,928	13,079
Printing and postage	3,670	4,056	10,731	4,110
Custodian	1,547	3,606	3,710	7,962
Offering	—	22,293	—	—
Reorganization	—	—	1,392	102,925
Portfolio investment fees	—	273,563	—	—
Miscellaneous	6,006	46,601	58,716	56,457
Total expenses excluding interest expense, fees and amortization of offering costs	1,058,016	2,940,192	3,548,596	6,165,881
Interest expense, fees and amortization of offering costs(a)	1,612,827	2,735,472	5,680,601	8,645,556
Total expenses	2,670,843	5,675,664	9,229,197	14,811,437
Less fees waived and/or reimbursed by the Manager	(1,069)	(2,692)	(5,053)	(8,629)
Total expenses after fees waived and/or reimbursed	2,669,774	5,672,972	9,224,144	14,802,808
Net investment income	3,033,743	10,982,296	12,062,559	20,825,646
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(203,896)	(405,070)	(2,619,951)	(4,149,147)
	(203,896)	(405,070)	(2,619,951)	(4,149,147)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,352,258	24,950,561	33,608,242	56,589,186
Unfunded commitments	—	(1,856,076)	—	—
	7,352,258	23,094,485	33,608,242	56,589,186
Net realized and unrealized gain	7,148,362	22,689,415	30,988,291	52,440,039
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$10,182,105	$33,671,711	$43,050,850	$73,265,685
(a) All or a portion of is related to TOB Trusts and/or VRDP Shares.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended January 31, 2026

MYI
INVESTMENT INCOME
Dividends — affiliated	$127,655
Interest — unaffiliated	31,315,510
Total investment income	31,443,165
EXPENSES
Investment advisory	3,355,815
Reorganization	227,929
Accounting services	78,052
Directors and Officer	50,016
Transfer agent	48,748
Professional	48,619
Registration	12,101
Custodian	6,427
Printing and postage	3,983
Miscellaneous	38,684
Total expenses excluding interest expense, fees and amortization of offering costs	3,870,374
Interest expense, fees and amortization of offering costs(a)	9,189,497
Total expenses	13,059,871
Less fees waived and/or reimbursed by the Manager	(5,558)
Total expenses after fees waived and/or reimbursed	13,054,313
Net investment income	18,388,852
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(3,795,751)
(3,795,751)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	50,490,243
Net realized and unrealized gain	46,694,492
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$65,083,344
(a) All or a portion of is related to TOB Trusts and/or VRDP Shares.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BTA		MUA
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$3,033,743	$6,039,979	$10,982,296	$20,821,431
Net realized loss	(203,896)	(681,522)	(405,070)	(4,850,960)
Net change in unrealized appreciation (depreciation)	7,352,258	(14,043,397)	23,094,485	(34,335,330)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	10,182,105	(8,684,940)	33,671,711	(18,364,859)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(3,991,648)(b)	(5,992,890)	(12,813,267)(b)	(19,613,908)
Return of capital	—	(1,829,127)	—	(6,008,533)
Decrease in net assets resulting from distributions to Common Shareholders	(3,991,648)	(7,822,017)	(12,813,267)	(25,622,441)
CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	—	—	—	388,589
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	6,190,457	(16,506,957)	20,858,444	(43,598,711)
Beginning of period	127,682,034	144,188,991	413,383,884	456,982,595
End of period	$133,872,491	$127,682,034	$434,242,328	$413,383,884

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	MYD		MQY
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$12,062,559	$22,893,154	$20,825,646	$38,253,822
Net realized loss	(2,619,951)	(10,094,075)	(4,149,147)	(22,406,269)
Net change in unrealized appreciation (depreciation)	33,608,242	(43,490,181)	56,589,186	(69,799,833)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	43,050,850	(30,691,102)	73,265,685	(53,952,280)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(14,954,858)(b)	(20,556,835)	(24,998,098)(b)	(34,416,057)
Return of capital	—	(9,169,947)	—	(15,580,140)
Decrease in net assets resulting from distributions to Common Shareholders	(14,954,858)	(29,726,782)	(24,998,098)	(49,996,197)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	28,095,992	(60,417,884)	48,267,587	(103,948,477)
Beginning of period	494,573,058	554,990,942	844,460,721	948,409,198
End of period	$522,669,050	$494,573,058	$892,728,308	$844,460,721

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	MYI
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$18,388,852	$33,883,797
Net realized loss	(3,795,751)	(17,088,032)
Net change in unrealized appreciation (depreciation)	50,490,243	(56,608,140)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	65,083,344	(39,812,375)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(22,133,594)(b)	(30,405,458)
Return of capital	—	(13,861,731)
Decrease in net assets resulting from distributions to Common Shareholders	(22,133,594)	(44,267,189)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	42,949,750	(84,079,564)
Beginning of period	748,014,557	832,094,121
End of period	$790,964,307	$748,014,557

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited)
Six Months Ended January 31, 2026

	BTA	MUA	MYD	MQY
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$10,182,105	$33,671,711	$43,050,850	$73,265,685
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	16,964,895	56,414,523	116,383,493	167,370,715
Purchases of long-term investments	(16,671,134)	(49,699,213)	(131,924,845)	(204,568,539)
Net proceeds from sales (purchases) of short-term securities	100,283	(5,621,229)	(12,450,640)	(3,014,936)
Amortization of premium and accretion of discount on investments and other fees	(496,804)	(1,821,766)	(923,251)	(2,137,418)
Net realized loss on investments	203,896	527,162	2,619,951	4,149,147
Net unrealized (appreciation) depreciation on investments	(7,352,258)	(23,094,485)	(33,608,242)	(56,589,186)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	330	3,362	12,621	20,598
Interest — unaffiliated	(44,343)	51,762	(330,848)	(419,044)
Prepaid expenses	154,925	292,725	272,900	(12,628)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(2,501)	(8,602)	(11,542)	(13,662)
Custodian fees	(436)	(860)	(1,787)	(1,287)
Interest expense and fees	(667)	5,116	219,914	508,641
Investment advisory fees	4,547	8,214	24,472	37,676
Directors’ and Officer’s fees	124	(333)	20,344	7,373
Other accrued expenses	(3,305)	(42,918)	3,471	(3,195)
Professional fees	(11,223)	(4,607)	(4,990)	7,955
Reorganization costs	(108,490)	(129,740)	(218,874)	(321,526)
Transfer agent fees	13,938	(8,663)	3,187	(22,749)
Net cash provided by (used for) operating activities	2,933,882	10,542,159	(16,863,816)	(21,736,380)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(3,343,334)	(10,807,840)	(12,589,023)	(21,085,922)
Repayments of TOB Trust Certificates	—	—	—	(14,897,183)
Proceeds from TOB Trust Certificates	—	—	28,830,049	56,994,305
Increase in bank overdraft	114,425	262,924	385,434	680,022
Amortization of deferred offering costs	295,027	2,757	237,356	45,158
Net cash provided by (used for) for financing activities	(2,933,882)	(10,542,159)	16,863,816	21,736,380
CASH
Net increase in restricted and unrestricted cash	—	—	—	—
Restricted and unrestricted cash at beginning of period	—	—	—	—
Restricted and unrestricted cash at end of period	$—	$—	$—	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,318,467	$2,727,599	$5,223,331	$8,091,757
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended January 31, 2026

MYI
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$65,083,344
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	174,767,291
Purchases of long-term investments	(201,394,929)
Net proceeds from sales of short-term securities	873,383
Amortization of premium and accretion of discount on investments and other fees	(1,889,741)
Net realized loss on investments	3,795,751
Net unrealized (appreciation) depreciation on investments	(50,490,243)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	8,561
Interest — unaffiliated	65,975
Prepaid expenses	(33)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(13,506)
Custodian fees	(1,171)
Interest expense and fees	100,863
Investment advisory fees	31,000
Directors’ and Officer’s fees	(6,117)
Other accrued expenses	(4,102)
Professional fees	(7,611)
Reorganization costs	(152,581)
Transfer agent fees	(14,102)
Net cash used for operating activities	(9,247,968)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(18,676,704)
Repayments of TOB Trust Certificates	(16,695,006)
Proceeds from TOB Trust Certificates	40,340,854
Increase in bank overdraft	785,545
Amortization of deferred offering costs	14,852
Net cash provided by financing activities	5,769,541
CASH
Net decrease in restricted and unrestricted cash	(3,478,427)
Restricted and unrestricted cash at beginning of period	3,478,427
Restricted and unrestricted cash at end of period	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$9,073,782
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BTA
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$9.50	$10.73	$10.36	$11.17	$11.10	$13.31	$11.20
Net investment income(a)	0.23	0.45	0.41	0.46	0.15	0.65	0.67
Net realized and unrealized gain (loss)	0.53	(1.10)	0.48	(0.71)	0.08	(2.21)	2.05
Net increase (decrease) from investment operations	0.76	(0.65)	0.89	(0.25)	0.23	(1.56)	2.72
Distributions to Common Shareholders(b)
From net investment income	(0.30)(c)	(0.44)	(0.44)	(0.54)	(0.16)	(0.65)	(0.61)
Return of capital	—	(0.14)	(0.08)	(0.02)	—	—	—
Total distributions to Common Shareholders	(0.30)	(0.58)	(0.52)	(0.56)	(0.16)	(0.65)	(0.61)
Net asset value, end of period	$9.96	$9.50	$10.73	$10.36	$11.17	$11.10	$13.31
Market price, end of period	$9.59	$8.86	$10.41	$9.71	$12.10	$10.43	$13.20
Total Return Applicable to Common Shareholders(d)
Based on net asset value	8.18%(e)	(6.06)%(f)	9.17%	(1.84)%	2.11%(e)	(12.33)%	24.80%
Based on market price	11.69%(e)	(9.70)%	13.01%	(15.07)%	17.71%(e)	(16.93)%	26.94%
Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.97%(h)	3.70%(i)	3.83%	3.50%	2.31%(h)(j)	1.72%	1.73%
Total expenses after fees waived and/or reimbursed	3.97%(h)	3.70%(i)	3.81%	3.49%	2.31%(h)(j)	1.72%	1.73%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(k)(l)	1.57%(h)	1.48%	1.19%	1.17%	1.16%(h)(j)	1.15%	1.14%
Net investment income to Common Shareholders	4.51%(h)	4.35%	4.01%	4.47%	5.49%(h)	4.95%	5.32%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$133,872	$127,682	$144,189	$139,288	$150,113	$149,157	$178,752
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$76,000	$76,000	$76,000	$76,000	$76,000	$76,000	$76,000
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$261,312 (m)	$253,852 (m)	$277,323 (m)	$260,549 (m)	$239,633 (m)	$296,259 (n)	$335,200 (n)
TOB Trust Certificates, end of period (000)	$6,990	$6,990	$5,314	$10,757	$31,506	$31,735	$38,607
Asset coverage per $1,000 of TOB Trust Certificates, end of period(o)	$31,025	$30,097	$42,376	$20,983	$8,166	N/A	N/A
Portfolio turnover rate	8%	31%	22%	20%	8%	17%	27%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.46% and 3.46%,respectively.
(j)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.40%, 2.39% and
1.24%,respectively.

(k)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(l)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows::
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Expense ratios	1.11%	1.16%	1.18%	1.16%	1.15%	1.14%	1.13%

(m)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MUA
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$10.74	$11.89	$11.28	$12.53	$12.42	$14.77	$12.83
Net investment income(a)	0.29	0.54	0.50	0.50	0.15	0.57	0.62
Net realized and unrealized gain (loss)	0.59	(1.02)	0.72	(1.04)	0.10	(2.20)	1.96
Net increase (decrease) from investment operations	0.88	(0.48)	1.22	(0.54)	0.25	(1.63)	2.58
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.51)	(0.53)	(0.50)	(0.14)	(0.58)	(0.64)
From net realized gain	—	—	—	(0.18)	—	(0.14)	—
Return of capital	—	(0.16)	(0.08)	(0.03)	—	—	—
Total distributions to Common Shareholders	(0.33)	(0.67)	(0.61)	(0.71)	(0.14)	(0.72)	(0.64)
Net asset value, end of period	$11.29	$10.74	$11.89	$11.28	$12.53	$12.42	$14.77
Market price, end of period	$11.07	$10.36	$11.52	$10.24	$12.55	$11.90	$15.26
Total Return Applicable to Common Shareholders(d)
Based on net asset value	8.38%(e)	(4.09)%	11.58%	(3.85)%	2.00%(e)	(11.63)%	20.41%
Based on market price	10.17%(e)	(4.52)%	19.09%	(12.86)%	6.63%(e)	(18.05)%	27.89%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	2.55%(g)(h)(i)	2.69%(j)	2.77%	2.58%	1.67%(g)(k)	0.98%	0.81%
Total expenses after fees waived and/or reimbursed	2.54%(g)(h)(i)	2.59%(j)	2.74%	2.57%	1.67%(g)(k)	0.98%	0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense, reorganization cost and/or portfolio investment fees(l)(m)	1.22%(g)	1.23%	0.97%	0.89%	0.88%	0.77%	0.71%
Net investment income to Common Shareholders	5.06%(g)	4.70%	4.41%	4.33%	4.75%(g)	3.90%	4.39%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$434,242	$413,384	$456,983	$436,199	$481,717	$475,526	$552,373
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$175,000	$175,000	$175,000	$175,000	$175,000	$175,000	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$324,355 (n)	$313,578 (n)	$354,586 (n)	$334,645	$321,536	$371,729 (o)	$—
TOB Trust Certificates, end of period (000)	$18,552	$18,552	$4,500	$10,897	$42,444	$41,712	$68,781
Asset coverage per $1,000 of TOB Trust Certificates, end of period(p)	$33,837	$32,712	$141,427	$57,083	$16,471	N/A	N/A
Portfolio turnover rate	8%	33%	18%	21%	5%	24%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Offering costs and portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.61% and 2.61%, respectively.

(i)
Includes non-recurring expenses of offering costs and portfolio investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been
2.48% and 2.48%,respectively.

(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.55% and 2.45%, respectively.
(k)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.69%, 1.69% and
0.90%, respectively.

(l)	Interest expense and fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, portfolio investment fees, liquidity and remarketing fees as follows:

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Expense ratios	0.88%	0.90%	0.86%	0.88%	0.88%	0.77%	0.71%

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MYD
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$10.81	$12.14	$12.14	$12.73	$12.62	$15.26	$13.38
Net investment income(a)	0.26	0.50	0.46	0.46	0.14	0.64	0.69
Net realized and unrealized gain (loss)	0.69	(1.18)	0.11	(0.56)	0.12	(2.63)	1.86
Net increase (decrease) from investment operations	0.95	(0.68)	0.57	(0.10)	0.26	(1.99)	2.55
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.45)	(0.51)	(0.42)	(0.15)	(0.65)	(0.67)
Return of capital	—	(0.20)	(0.06)	(0.07)	—	—	—
Total distributions to Common Shareholders	(0.33)	(0.65)	(0.57)	(0.49)	(0.15)	(0.65)	(0.67)
Net asset value, end of period	$11.43	$10.81	$12.14	$12.14	$12.73	$12.62	$15.26
Market price, end of period	$10.69	$9.91	$10.99	$10.50	$11.72	$11.43	$14.62
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.07%(e)	(5.39)%	5.50%	(0.08)%	2.21%(e)	(13.39)%	19.61%
Based on market price	11.28%(e)	(4.19)%	10.43%	(6.13)%	3.90%(e)	(18.13)%	24.76%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.53%(g)	3.36%(h)	3.18%	2.75%	1.87%(g)(i)	1.35%	1.36%
Total expenses after fees waived and/or reimbursed	3.52%(g)	3.31%(h)	3.15%	2.75%	1.87%(g)(i)	1.35%	1.36%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(j)(k)	1.35%(g)	1.16%	0.83%	0.85%	0.89%(g)(i)	0.86%	0.87%
Net investment income to Common Shareholders	4.61%(g)	4.29%	3.87%	3.86%	4.47%(g)	4.26%	4.66%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$522,669	$494,573	$554,991	$563,470	$597,369	$592,131	$715,876
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$251,400	$251,400	$251,400	$251,400	$251,400	$251,400	$251,400
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$238,714 (l)	$242,133 (l)	$283,324 (l)	$310,951 (l)	$262,525 (l)	$335,533 (m)	$384,756 (m)
TOB Trust Certificates, end of period (000)	$125,395	$96,565	$51,338	$15,710	$116,156	$137,078	$145,316
Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	$7,173	$8,723	$16,702	$52,852	$8,305	N/A	N/A
Portfolio turnover rate	13%	39%	43%	46%	4%	14%	14%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.27% and 3.22%,respectively.
(i)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.89%, 1.89% and 0.91%, respectively.

(j)	Interest expense and fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(k)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Expense ratios	0.96%	0.88%	0.82%	0.84%	0.88%	0.85%	0.86%

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(m)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MQY
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of period	$11.76	$13.20	$13.22	$13.89	$13.74	$16.57	$14.79
Net investment income(a)	0.29	0.53	0.50	0.54	0.16	0.72	0.75
Net realized and unrealized gain (loss)	0.73	(1.27)	0.12	(0.64)	0.17	(2.79)	1.80
Net increase (decrease) from investment operations	1.02	(0.74)	0.62	(0.10)	0.33	(2.07)	2.55
Distributions to Common Shareholders(b)
From net investment income	(0.35)(c)	(0.48)	(0.56)	(0.51)	(0.18)	(0.76)	(0.77)
Return of capital	—	(0.22)	(0.08)	(0.06)	—	—	—
Total distributions to Common Shareholders	(0.35)	(0.70)	(0.64)	(0.57)	(0.18)	(0.76)	(0.77)
Net asset value, end of period	$12.43	$11.76	$13.20	$13.22	$13.89	$13.74	$16.57
Market price, end of period	$11.73	$10.96	$12.39	$11.86	$13.12	$12.80	$15.92
Total Return Applicable to Common Shareholders(d)
Based on net asset value	8.94%(e)	(5.56)%	5.38%(f)	(0.11)%	2.44%(e)	(12.93)%	17.56%
Based on market price	10.31%(e)	(6.23)%	10.25%	(5.12)%	3.86%(e)	(15.58)%	20.35%
Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.30%(h)(i)(j)	3.23%(k)	3.20%	2.85%	1.90%(i)(l)	1.33%	1.48%(m)
Total expenses after fees waived and/or reimbursed	3.30%(h)(i)(j)	3.20%(k)	3.17%	2.85%	1.90%(i)(l)	1.33%	1.47%(m)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(n)(o)	1.35%(i)	1.27%	0.88%	0.86%	0.89%(i)(l)	0.85%	0.90%
Net investment income to Common Shareholders	4.66%(i)	4.20%	3.90%	4.11%	4.84%(i)	4.45%	4.64%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$892,728	$844,461	$948,409	$960,317	$1,017,461	$1,006,613	$1,212,632
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$450,300	$450,300	$450,300	$450,300	$450,300	$450,300	$450,300
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$242,016 (p)	$243,980 (p)	$284,531 (p)	$289,952 (p)	$253,932 (p)	$323,543 (q)	$369,294 (q)
TOB Trust Certificates, end of period (000)	$178,309	$136,212	$63,655	$55,257	$210,679	$230,928	$268,075
Asset coverage per $1,000 of TOB Trust Certificates, end of period(r)	$8,528	$10,499	$22,959	$26,527	$7,966	N/A	N/A
Portfolio turnover rate	11%	49%	39%	37%	8%	17%	8%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.31% and 3.31%, respectively.

(i)	Annualized.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.29% and 3.29%,respectively.
(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.17% and 3.15%,respectively.
(l)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 1.92%, 1.92% and
0.92%,respectively.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.42% and 1.41%,respectively.
(n)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(o)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 05/01/22 to 07/31/22	Year Ended 04/30/22	Year Ended 04/30/21

Expense ratios	0.91%	0.84%	0.82%	0.86%	0.89%	0.85%	0.94%

(p)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(q)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(r)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MYI
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$11.25	$12.52	$12.51	$13.04	$15.64	$15.03
Net investment income(a)	0.28	0.51	0.46	0.47	0.60	0.64
Net realized and unrealized gain (loss)	0.70	(1.11)	0.16	(0.49)	(2.58)	0.57
Net increase (decrease) from investment operations	0.98	(0.60)	0.62	(0.02)	(1.98)	1.21
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.46)	(0.52)	(0.51)	(0.62)	(0.60)
Return of capital	—	(0.21)	(0.09)	(0.00)(d)	—	—
Total distributions to Common Shareholders	(0.33)	(0.67)	(0.61)	(0.51)	(0.62)	(0.60)
Net asset value, end of period	$11.90	$11.25	$12.52	$12.51	$13.04	$15.64
Market price, end of period	$11.16	$10.38	$11.37	$11.13	$12.24	$15.12
Total Return Applicable to Common Shareholders(e)
Based on net asset value	9.03%(f)	(4.60)%	5.73%	0.48%	(12.66)%	8.55%
Based on market price	10.82%(f)	(3.07)%	7.92%	(4.76)%	(15.20)%	16.40%
Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.28%(h)(i)(j)	3.28%(k)	3.48%	3.15%	1.55%	1.37%
Total expenses after fees waived and/or reimbursed	3.28%(h)(i)(j)	3.23%(k)	3.43%	3.15%	1.55%	1.37%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(l)(m)	0.92%(i)	0.84%	0.83%	0.89%	1.14%	1.15%
Net investment income to Common Shareholders	4.66%(i)	4.23%	3.75%	3.80%	4.18%	4.22%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$790,964	$748,015	$832,094	$844,604	$888,808	$1,066,013
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$356,400	$356,400	$356,400	$356,400	$356,400	$356,400
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$242,542 (n)	$243,115 (n)	$269,274 (n)	$260,885 (n)	$248,593 (n)	$399,106 (o)
TOB Trust Certificates, end of period (000)	$198,498	$166,265	$135,165	$168,574	$241,747	$239,177
Asset coverage per $1,000 of TOB Trust Certificates, end of period(p)	$6,779	$7,641	$9,791	$8,123	$6,150	N/A
Portfolio turnover rate	12%	46%	24%	49%	15%	5%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is less than $0.005 per share.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.31% and 3.31%, respectively.

(i)	Annualized.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.25% and 3.25%,respectively.
(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.25% and 3.20%,respectively.
(l)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(m)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees as follows:
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Expense ratios	0.92%	0.84%	0.83%	0.89%	0.86%	0.85%

(n)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(o)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(p)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:
Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Long-Term Municipal Advantage Trust	BTA	Delaware	Diversified
BlackRock MuniAssets Fund, Inc.	MUA	Maryland	Diversified
BlackRock MuniYield Fund, Inc.	MYD	Maryland	Diversified
BlackRock MuniYield Quality Fund, Inc.	MQY	Maryland	Diversified
BlackRock MuniYield Quality Fund III, Inc.	MYI	Maryland	Diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
On January 20, 2025, Board of Trustees of BlackRock Long-Term Municipal Advantage Trust (BTA) and the Board of Directors of BlackRock MuniAssets Fund, Inc. (MUA) each approved the reorganization of BTA into MUA, with MUA continuing as the surviving Fund and the Board of Directors of each of BlackRock Investment Quality Municipal Trust, Inc. (BKN), BlackRock MuniYield Quality Fund II, Inc.(MQT), MYD and MQY each approved the reorganization of BKN, MQT and MYD into MQY with MQY continuing as the surviving Fund.
On June 6, 2025, the Board of Directors of each of BlackRock MuniVest Fund, Inc. (MVF), BlackRock MuniVest Fund II, Inc. (MVT) and MYI each approved the reorganization of MVF and MVT into MYI with MYI continuing as the surviving Fund.
Subsequently, each Fund’s common and preferred shareholders approved the reorganizations, which were completed in the first quarter of 2026. Costs incurred in connection with the reorganizations were expensed by each respective Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  The Funds capitalize certain transaction costs directly associated with the acquisition or transfer of an investment. The Funds expense any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment’s commitment, if any, are typically treated as a Fund expense.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions from net investment income are declared quarterly and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Distributions to Preferred Shareholders are accrued and determined as described in Note 9.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each  Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund ’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MUA, MYD, MQY and MYI management believes that a fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration,  trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense fees and amortization of offering costs in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
BTA	$ 92,952	$ 13,187	$ 5,381	$ 111,520
MUA	242,084	35,224	11,215	288,523
MYD	1,486,488	222,084	78,407	1,786,979
MQY	2,127,581	307,768	110,309	2,545,658
MYI	2,465,428	357,386	116,759	2,939,573
For the six months ended January 31, 2026, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BTA	$ 12,438,411	$ 6,990,013	2.32% — 2.53%	$ 6,990,013	3.17%
MUA	28,227,674	18,552,437	2.31 — 2.45	18,552,437	3.09
MYD	183,309,170	125,395,033	2.31 — 2.38	116,415,442	3.04
MQY	283,642,453	178,308,870	2.30 — 2.40	167,152,766	3.02
MYI	351,180,045	198,497,711	2.28 — 2.43	192,272,702	3.03

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2026, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2026.

5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the  Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund, except BTA, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	MUA	MYD	MQY	MYI
Investment advisory fees	0.55%	0.50%	0.50%	0.50%
For such services, BTA pays the Manager a monthly fee of 1.00% at an annual rate equal to a percentage of the average weekly value of the Fund’s net assets.
For purposes of calculating these fees, with respect to each Fund other than BTA, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.
For purposes of calculating this fees, with respect to BTA, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares).
Expense Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BTA	$ 1,069
MUA	2,692
MYD	5,053
MQY	8,629
MYI	5,558
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended January 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Fund, the Manager voluntarily agreed to waive a portion of its investment advisory fee attributable to each Fund’s outstanding preferred shares for each month in which the monthly dividend on the Fund’s preferred shares exceeds the calculated value of the Fund’s gross monthly income attributable to investments from the proceeds of preferred shares (determined by multiplying the Fund’s gross monthly income by the ratio of (i) the liquidation preference of any outstanding preferred shares to (ii) total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). This voluntary waiver may be reduced or discontinued at any time without notice. For the six months ended January 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
 PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
BTA	$ 16,619,784	$ 16,812,440
MUA	50,041,400	56,541,436
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fund Name	Purchases	Sales
MYD	$ 130,435,950	$ 113,327,936
MQY	210,103,026	169,075,624
MYI	181,647,731	163,078,896
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of July 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
BTA	$ (13,678,811)
MUA	(49,331,372)
MYD	(92,078,073)
MQY	(144,782,632)
MYI	(95,566,650)

(a)	Amounts available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BTA	$ 213,459,762	$ 5,350,313	$ (9,510,269)	$ (4,159,956)
MUA	626,001,725	19,176,876	(38,334,926)	(19,158,050)
MYD	754,478,830	31,453,488	(9,807,889)	21,645,599
MQY	1,298,341,184	56,650,655	(13,752,695)	42,897,960
MYI	1,100,622,366	55,916,688	(8,859,575)	47,057,113
8.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
9.
 CAPITAL SHARE TRANSACTIONS
Each Fund, except for BTA, is authorized to issue 200 million shares, all of which were initially classified as Common Shares. BTA is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10, except for BTA, which is $0.001. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for BTA, which is $0.001. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:
	Six Months Ended	Year Ended
Fund Name	01/31/26	07/31/25
MUA	—	32,344
For the six months ended January 31, 2026 shares issued and outstanding remained constant for all Funds.
For the year ended July 31, 2025, shares issued and outstanding remained constant for all Funds except MUA.
Preferred Shares
A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VRDP Shares
The Funds (for purposes of this section, each a “VRDP Fund”) have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:
Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BTA	10/29/15	760	$ 76,000,000	11/01/45
MUA	12/15/21	1,750	175,000,000	12/15/51
MYD	06/30/11	2,514	251,400,000	07/01/41
MQY	04/19/21	2,251	225,100,000	10/01/41
	06/05/24	2,252	225,200,000	06/01/54
MYI	05/19/11	3,564	356,400,000	06/01/41

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:
	BTA	MUA	MYD	MQY	MYI
Expiration date	11/28/26	04/27/27	11/28/26	06/03/26	07/05/26
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations.  During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.
Ratings: As of period end, the VRDP Shares were assigned the following ratings:
Fund Name	Moody’s Investors Service, Inc. Long-Term Ratings	Moody’s Investors Service, Inc. Short-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	S&P Global Short-Term Ratings
BTA	Aa2	P-1	N/A	A-1
MUA	Aa2	P-1	N/A	A-1
MYD	Aa1	P-1	AA	A-1
MQY	Aa1	P-1	AA	A-1
MYI	Aa1	N/A	AA	N/A
Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Special Rate Period:   A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced a special rate period:
Fund Name	Commencement Date	Expiration Date as of Period Ended 01/31/26
MYI	06/22/22	06/17/26
Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.
During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.
Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2026, the annualized dividend rate for the VRDP Shares were as follows:
	BTA	MUA	MYD	MQY	MYI
Dividend rates	2.73%	2.77%	2.68%	2.67%	3.47%
For the six months ended January 31, 2026 and year ended July 31, 2025, VRDP Shares issued and outstanding of each VRDP Fund remained constant.
Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.  Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.
Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:
Fund Name	Dividends	Deferred Offering Costs Amortization
BTA	$ 1,046,056	$ 455,251
MUA	2,444,192	2,757
MYD	3,390,663	502,959
MQY	6,054,740	45,158
MYI	6,235,072	14,852
10.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Funds declared and paid or will pay distributions to Common Shareholders as follows:
Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BTA	01/02/26	01/20/26	02/02/26	$ 0.049500
	01/02/26	02/06/26	03/02/26	0.049500
MUA	01/02/26	01/20/26	02/02/26	0.055500
	01/02/26	02/06/26	03/02/26	0.055500
	01/02/26	03/13/26	04/01/26	0.055500
	02/27/26	04/15/26	05/01/26	0.055500
	02/27/26	05/15/26	06/01/26	0.055500
	02/27/26	06/15/26	07/01/26	0.055500
MYD	01/02/26	01/20/26	02/02/26	0.054500
	01/02/26	02/06/26	03/02/26	0.054500
MQY	01/02/26	01/20/26	02/02/26	0.058000
	01/02/26	02/06/26	03/02/26	0.058000
	01/02/26	03/13/26	04/01/26	0.058000
	02/27/26	04/15/26	05/01/26	0.058000
	02/27/26	05/15/26	06/01/26	0.058000
	02/27/26	06/15/26	07/01/26	0.058000
MYI	01/02/26	01/20/26	02/02/26	0.055500
	01/02/26	02/06/26	03/02/26	0.055500
	01/02/26	03/13/26	04/01/26	0.055500
	02/27/26	04/15/26	05/01/26	0.055500
	02/27/26	05/15/26	06/01/26	0.055500
	02/27/26	06/15/26	07/01/26	0.055500
The Funds declared and paid or will pay distributions to Preferred Shareholders as follows:
	Preferred Shares(a)(b)
Fund Name	Shares	Series	Declared
BTA	VRDP	W-7	$ 108,087
MUA	VRDP	W-7	354,097
MYD	VRDP	W-7	357,539

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

	Preferred Shares(a)(b)
Fund Name	Shares	Series	Declared
MQY	VRDP	W-7	$ 414,492
	VRDP	W-7A	411,221
	VRDP	W-7B	166,749
MYI	VRDP	W-7	1,004,252

(a)	Dividends declared for period February 1, 2026 to February 28, 2026.
(b)	Series W-7B Shares were issued on February 23, 2026 in connection with the reorganizations.
The following reorganizations were completed as of the close of business on February 20, 2026.  The reorganizations are discussed in greater detail in Note 1.
Surviving Fund	Acquired Funds
MUA	BTA
MYI	MVF	MVT
MQY	MYD	MQT	BKN
Each of MUA, MQY and MYI will participate in a discount management program for 2026 which consists of one measurement period beginning on January 1, 2026 and ending on September 30, 2026. Under the program, each Fund intends to offer to repurchase a portion of its common shares via tender offer if the Fund’s common shares trade at an average daily discount to NAV of more than 10% during the 9-month measurement period.
Notes to Financial Statements

Additional Information

Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock Long-Term Municipal Advantage Trust held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(A). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock Long-Term Municipal Advantage Trust (the “Target Fund”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between the Target Fund and BlackRock MuniAssets Fund, Inc. (the “Acquiring Fund”) (the “Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of the Target Fund’s assets and the assumption by the Acquiring Fund of substantially all of the Target Fund’s liabilities in exchange solely for newly issued common shares and VRDP Shares of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VRDP Holders, respectively, of the Target Fund, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VRDP Holders in respect of their common shares and VRDP Shares, respectively, and (ii) the termination by the Target Fund of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of the Target Fund in accordance with its Amended and Restated Agreement and Declaration of Trust and Delaware law (the “Reorganization”).
With respect to Proposal 1(A):
Fund Name	For	Against	Abstain
BTA	6,331,771	607,306	329,594
Preferred Shareholders
Proposal 1(B). The VRDP Holders of the Target Fund are being asked to vote as a separate class on a proposal to approve the Reorganization Agreement and the Reorganization.
With respect to Proposal 1(B):
Fund Name	For	Against	Abstain
BTA	760	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniAssets Fund, Inc. (the “Acquiring Fund”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 2. The common shareholders and holders of Variable Rate Demand Preferred Shares of BlackRock MuniAssets Fund, Inc. (the “Acquiring Fund”) are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Reorganization between BlackRock Long-Term Municipal Advantage Trust and the Acquiring Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MUA	14,047,847	1,134,501	721,122
Preferred Shareholders
Proposal 1(C). The holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniAssets Fund, Inc. (the “Acquiring Fund”) are being asked to vote as a separate class on a proposal to approve an Agreement and Plan of Reorganization between BlackRock Long-Term Municipal Advantage Trust and the Acquiring Fund (the “Reorganization Agreement”) and the transactions contemplated therein, including amendments to the Articles Supplementary of VRDP Shares of the Acquiring Fund, in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MUA	1,750	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniYield Fund, Inc. held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(C). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniYield Fund, Inc. (“MYD”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between MYD and BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”) (the “MYD Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Acquiring Fund of substantially all of MYD’s assets and the assumption by the Acquiring Fund of substantially all of MYD’s liabilities in exchange solely for newly issued common shares and VRDP Shares of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VRDP Holders, respectively, of MYD, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VRDP Holders in respect of their common shares and VRDP Shares, respectively, and (ii) the termination by MYD of its registration under the Investment Company Act of 1940, as amended (the “1940 Act”), and the liquidation, dissolution and termination of MYD in accordance with its charter and Maryland law (the “MYD Reorganization”).
With respect to Proposal 1(C):
Fund Name	For	Against	Abstain
MYD	23,749,513	1,457,746	730,610
Preferred Shareholders
Proposal 1(D). The VRDP Holders of MYD are being asked to vote as a separate class on a proposal to approve the MYD Reorganization Agreement and the MYD Reorganization.
With respect to Proposal 1(D):
Fund Name	For	Against	Abstain
MYD	2,514	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 2(A). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”) are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Reorganization between BlackRock Investment Quality Municipal Trust, Inc. (“BKN”) and the Acquiring Fund (the “BKN Issuance”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	31,273,356	1,756,635	1,242,964
Proposal 2(B). The common shareholders and VRDP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Reorganization between BlackRock MuniYield Fund, Inc. (“MYD”) and the Acquiring Fund (the “MYD Issuance”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	31,257,192	1,793,851	1,221,912
Proposal 2(C). The common shareholders and VRDP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Reorganization between BlackRock MuniYield Quality Fund II, Inc. (“MQT”) and the Acquiring Fund (the “MQT Issuance”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	31,277,123	1,789,909	1,205,923
Proposal 2(D). The common shareholders and VRDP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Reorganization between BlackRock Virginia Municipal Bond Trust (“BHV”) and the Acquiring Fund (the “BHV Issuance”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	31,209,900	1,790,002	1,273,053
Additional Information

Additional Information (continued)

Proposal 2(E). The common shareholders and VRDP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Reorganization between BlackRock MuniYield Pennsylvania Quality Fund (“MPA”) and the Acquiring Fund (the “MPA Issuance”).
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	31,238,909	1,740,866	1,293,180
Preferred Shareholders
Proposal 1(K). The holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniYield Quality Fund, Inc. (“MQY” or the “Acquiring Fund”) are being asked to vote as a separate class on a proposal to approve an Agreement and Plan of Reorganization between BlackRock Investment Quality Municipal Trust, Inc. (“BKN”) and the Acquiring Fund (the “BKN Reorganization Agreement”) and the transactions contemplated therein, including the adoption of Articles Supplementary of Variable Rate Demand Preferred Shares of the Acquiring Fund (“MQY Articles Supplementary”) in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	4,503	—	—
Proposal 1(L). The VRDP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve an Agreement and Plan of Reorganization between BlackRock MuniYield Fund, Inc. (“MYD”) and the Acquiring Fund (the “MYD Reorganization Agreement”) and the transactions contemplated therein, including the adoption of MQY Articles Supplementary in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	4,503	—	—
Proposal 1(M). The VRDP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve an Agreement and Plan of Reorganization between BlackRock MuniYield Quality Fund II, Inc. (“MQT”) and the Acquiring Fund (the “MQT Reorganization Agreement”) and the transactions contemplated therein, including the adoption of MQY Articles Supplementary in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	4,503	—	—
Proposal 1(N). The VRDP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve an Agreement and Plan of Reorganization between BlackRock Virginia Municipal Bond Trust (“BHV”) and the Acquiring Fund (the “BHV Reorganization Agreement”) and the transactions contemplated therein, including the adoption of MQY Articles Supplementary in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	4,503	—	—
Proposal 1(O). The VRDP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve an Agreement and Plan of Reorganization between BlackRock MuniYield Pennsylvania Quality Fund (“MPA”) and the Acquiring Fund (the “MPA Reorganization Agreement”) and the transactions contemplated therein, including the adoption of MQY Articles Supplementary in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Fund Name	For	Against	Abstain
MQY	4,503	—	—

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

At a Joint Special Meeting of Shareholders of BlackRock MuniYield Quality Fund III, Inc. (the “Acquiring Fund”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 2(A). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with the MVT Reorganization Agreement.
With respect to this Proposal, the shares of the Acquiring Fund were voted as follows:
Fund Name	For	Against	Abstain
MYI	28,863,016	1,767,113	758,708
Proposal 2(B). The common shareholders and VRDP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with the MIY Reorganization Agreement.
With respect to this Proposal, the shares of the Acquiring Fund were voted as follows:
Fund Name	For	Against	Abstain
MYI	28,890,148	1,729,376	769,313
Proposal 2(C). The common shareholders and VRDP Holders of the Acquiring Fund are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with the MVF Reorganization Agreement.
With respect to this Proposal, the shares of the Acquiring Fund were voted as follows:
Fund Name	For	Against	Abstain
MYI	28,855,965	1,717,467	815,405
Preferred Shareholders
Proposal 1(G). The holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve the MVT Reorganization Agreement and the transactions contemplated therein, including the adoption of Articles Supplementary of Variable Rate Demand Preferred Shares of the Acquiring Fund (“MYI Articles Supplementary”) in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Acquiring Fund were voted as follows:
Fund Name	For	Against	Abstain
MYI	3,564	—	—
Proposal 1(H). The VRDP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve the MIY Reorganization Agreement and the transactions contemplated therein, including the adoption of MYI Articles Supplementary in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Acquiring Fund were voted as follows:
Fund Name	For	Against	Abstain
MYI	3,564	—	—
Proposal 1(I). The VRDP Holders of the Acquiring Fund are being asked to vote as a separate class on a proposal to approve the MVF Reorganization Agreement and the transactions contemplated therein, including the adoption of MYI Articles Supplementary in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Acquiring Fund were voted as follows:
Fund Name	For	Against	Abstain
MYI	3,564	—	—
Fund Certification
The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Additional Information

Additional Information (continued)

Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since July 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
VRDP Liquidity Provider
Bank of America, N.A.(a)
New York, NY 10036
Royal Bank of Canada(b)
New York, NY 10281
The Toronto-Dominion Bank(b),(c)
New York, NY 10019
(a) For BTA, MUA  and MYD.
(b) For MQY.
(c) For MYI.
VRDP Remarketing Agent
BofA Securities, Inc.(a)
New York, NY 10036
RBC Capital Markets, LLC(b)
New York, NY 10281
TD Securities (USA) LLC(b),(c)
New York, NY 10019
VRDP Tender and Paying Agent
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation

2026 BlackRock Semi-Annual Report to Shareholders

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com |  800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.
CEMYMA-01/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Long-Term Municipal Advantage Trust

Date: March 23, 2026